UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22810

T. Rowe Price Global Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Global Allocation Fund	April 30, 2022
RPGAX	Investor Class
PAFGX	Advisor Class
TGAFX	I Class
T. ROWE PRICE Global Allocation Fund

HIGHLIGHTS

■	The Global Allocation Fund declined but outpaced the Morningstar Global Allocation Index for the six-month period ended April 30, 2022.

■	The fund’s exposure to diversifying sectors and tactical allocation decisions to overweight and underweight various asset classes contributed to relative performance. However, security selection weighed on relative results.

■	We are underweight stocks relative to bonds and cash. Stocks are vulnerable to lingering inflation concerns and tightening Fed policy, and corporate earnings face pressure from a slowing economy. We trimmed our overweight to value-oriented equities as they face weaker cyclical tailwinds. Within fixed income, we continue to favor shorter-duration and higher-yielding sectors that are likely to fare better in an environment of rising interest rates and higher inflation.

■	We expect a challenging economic and earnings environment, as persistent inflation and tightening monetary policy represent headwinds to growth and equity market returns. Given the wide range of potential paths for growth and inflation, our positioning remains cautious as we attempt to hedge against more extreme outcomes like stagflation and recession.

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Market Commentary

Dear Shareholder

Global stock markets produced negative returns during the first half of your fund’s fiscal year, the six-month period ended April 30, 2022, while rising bond yields weighed on returns for fixed income investors. Fears concerning new coronavirus variants, rising interest rates, and soaring inflation caused bouts of volatility throughout the period. These concerns were compounded by Russia’s invasion of Ukraine in February, sending markets around the world into correction territory.

All major global and regional equity benchmarks receded during the period. Value shares extended their recent outperformance of growth stocks as equity investors turned risk averse. Although most sectors finished in the red, energy stocks registered exceptional returns as oil prices jumped in response to Russia’s invasion and the ensuing commodity supply crunch. A strong U.S. dollar weighed on returns for U.S. investors in most international markets. Across the style spectrum, developed markets held up better than emerging markets.

In November 2021, the emergence of the omicron variant of the coronavirus prompted worries about the economic outlook and the potential that a resurgence in cases could lead to further supply chain disruptions. While omicron variant trends and restrictions eased in most regions early in 2022, China continued to pursue a “zero-COVID” policy, resulting in large-scale lockdowns and industrial production disruptions.

In February 2022, markets were caught further by surprise when Russia launched a large-scale military offensive into Ukraine. The strong sanctions on Russia that followed raised concerns about supply chains that were already stressed by the coronavirus pandemic. On March 8, the White House announced that the U.S. was cutting off all oil imports from Russia. In response, oil prices surged to their highest level in a decade.

Concerns over inflation intensified over much of the period, driven in part by events in Ukraine and China. Along with supply chain problems, the release of pent-up demand for travel, recreation, and other services also pushed prices higher. In the U.S., consumer prices rose 8.5% in March versus the year before—the highest annual reading since December 1981—driven by accelerating energy and food prices.

Elevated inflation caused global monetary policy to take a hawkish turn. In the U.S., Federal Reserve officials began tapering the central bank’s monthly purchases of Treasuries and agency mortgage-backed securities in November. In March, the Fed approved its first interest rate hike in more than three years and signaled an accelerating pace of rate increases ahead. In Europe, the Bank of England raised its key interest rate three times in a row between December and March, while the European Central Bank indicated in March that it could end its asset purchase program as soon as the third quarter of 2022.

Bond indexes were broadly negative as yields rose across the Treasury yield curve amid surging inflation and expectations of aggressive monetary tightening. (Bond yields and prices move in opposite directions.) Investment-grade corporate bonds experienced significant losses, while municipal bonds suffered through their worst quarter in more than 40 years at the start of 2022 and finished the period lower. Late in the period, multiple portions of the Treasury yield curve inverted briefly, raising fears of a looming recession.

The challenges global markets face are complex and could drive market volatility for some time. Investors will be closely monitoring the Fed’s actions as the central bank attempts to use interest rate hikes to tame inflation without stifling economic growth. Meanwhile, the ongoing geopolitical and humanitarian crisis in Ukraine continues to disrupt supply chains, increase inflationary pressures, and dampen consumer confidence.

During challenging times like these, I am heartened by our firm’s long-term focus and time-tested investment approach. I also recognize that market volatility and sector rotation historically have presented very good opportunities for active investors. I remain confident in the ability of our global research organization to uncover compelling investment ideas that can help deliver superior long-term risk-adjusted performance as market conditions normalize.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps

CEO and President

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation and income.

FUND COMMENTARY

How did the fund perform in the past six months?

The Global Allocation Fund returned -11.12% in the six months ended April 30, 2022, but outpaced the Morningstar Global Allocation Index. (Returns for the Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

The fund’s exposure to diversifying sectors contributed the most to relative performance. Notably, alternative investments outperformed both equities and fixed income securities and meaningfully contributed to relative results. The fund’s diversifying allocation to these dynamic investments, which seek to mitigate downside risk through a return profile with lower correlation to major asset classes, proved beneficial. The inclusion of real assets equities also added value, although an underweight allocation partly offset the positive impact. Russia’s invasion of Ukraine sparked supply concerns and drove elevated commodity prices even higher as both countries are major producers of various raw materials used globally. Currency-hedged international equities were positive contributors as relatively better local market returns, coupled with the benefit from the hedged-currency exposure in an environment of a stronger U.S. dollar, added value. The breadth of diversification across our fixed income allocation worked to our advantage. In particular, high yield bonds were supported by solid corporate earnings, their lower sensitivity to rising interest rates, and strength in the energy sector—a considerable portion of the high yield universe. An overweight allocation to high yield bonds—especially floating rate loans—amid rising interest rates also helped results. The inclusion of Treasury inflation protected securities (TIPS), coupled with a favorable overweight allocation, also proved beneficial, as they strongly outpaced the broader investment-grade market.

Tactical decisions to overweight and underweight various asset classes contributed for the period. Equity and fixed income markets declined and posted double-digit losses during the reporting period as geopolitical conflict, persistent inflation, and rising interest rates weighed on sentiment. Against this backdrop, our underweight to stocks and bonds in favor of cash lifted returns. An overweight to U.S. large-cap value equities, which outpaced growth equities for the period, also aided relative results. As previously discussed, our underweight to real assets equities was a drag, but overweights to high yield bonds and TIPS boosted relative results.

In a volatile market environment characterized by uncertainty, fear, and indiscriminate selling, security selection among the underlying equity strategies weighed on relative performance. Overall, several of our holdings across multiple strategies faced macroeconomic headwinds as investors bid down prices of higher-growth stocks in the information technology, communication services, and consumer discretionary sectors. Within the fund, the U.S. large-cap value equity strategy trailed its benchmark, hampered by an underweight allocation to the strong-performing energy sector. The developed international small-cap and emerging markets equity strategies were also notable detractors. Conversely, small-cap and mid-cap stock futures contributed to performance. In our U.S. large-cap growth equity allocations, stock selection in the health care sector added value.

Within the fixed income allocation, security selection among emerging markets bonds was positive, aided by a beneficial underweight to Russian bonds. Generally, most of the fixed income segments performed in line with their respective benchmarks. Among alternatives, the conservative, diversified hedge fund of funds outpaced cash and its style-specific index. Further, our fixed income absolute return-oriented strategy significantly outperformed its benchmark, lifted by favorable short-duration positions that fared well against a backdrop of rising interest rates and higher inflation. The positive impact was, however, partly offset by underperformance in the Multi-Strategy Total Return Fund.

How is the fund positioned?

We are underweight stocks relative to bonds and cash. Stocks are vulnerable to tightening Fed policy amid lingering inflation concerns as corporate earnings face pressure from a slowing economy. The Fed is focused on raising interest rates to combat inflation, with several rate hikes expected as the year progresses. Within fixed income, credit spreads could remain volatile given the ongoing risk-off sentiment. We continue to favor shorter-duration and higher-yielding sectors, while remaining mindful of liquidity and volatility.

Stocks

Within equities, we are modestly overweight to international stocks relative to U.S. stocks given more reasonable valuations. International stocks, which have a cyclical profile, could benefit if economic growth expectations stabilize. However, the war in Ukraine could weigh on the growth outlook and impede supply chain improvement. U.S. stocks are growth-oriented and are more susceptible to rising rates, but limited exposure to cyclical trends may prove beneficial should recession concerns increase further. Outside the U.S., we are overweight to emerging markets stocks relative to developed markets stocks given attractive valuations. While pandemic-related lockdowns remain a near-term headwind in China, the prospects of significant policy support could boost the medium-term outlook.

In the U.S., we trimmed our overweight to value-oriented equities. While their valuations remain relatively attractive, the gap has narrowed, and the cyclical outlook has weakened. The stay-at-home tailwind that benefited growth stocks continues to fade, and their valuations could be pressured by higher rates. We are overweight to U.S. small-cap stocks relative to larger companies. Although elevated input costs, wage pressures, and heightened market volatility could weigh on performance, small-caps offer attractive relative valuations and still-strong earnings growth.

Among international equities, we reduced our overweight to value stocks relative to growth stocks. Valuations for growth stocks are lower but remain elevated, and they face pressure not only from high inflation but also from rising interest rates, which could reduce the present value of their future earnings. Meanwhile, value stocks are relatively attractive but are facing weaker cyclical tailwinds and higher geopolitical risks. We are neutral between international small- and large-cap stocks. Small-caps balance idiosyncratic opportunities with moderating global growth, but caution is warranted due to U.S. dollar strength and a potential quality bias that could favor large-caps.

We added to inflation-sensitive real assets equities and, thus, reduced our underweight to the asset class, which offers an attractive hedge should inflation settle at a higher level. Although commodity valuations are elevated, geopolitical risks and supply shortages are likely to endure over the near to medium term. The real estate sector remains attractive but could be somewhat vulnerable to rising interest rates.

Bonds

We remain overweight to high yield bonds, as their credit fundamentals are still strong, their default risk remains low, and elevated commodity prices are supportive. However, geopolitical, inflationary, and growth concerns are likely to continue driving credit spread volatility. We are overweight to floating rate bank loans, which are supported by solid fundamentals and demand for yield. Floating rate loans should benefit from their shorter-duration profile and their interest rate-reset feature in a rising rate environment.

We added to long-term U.S. Treasury bonds, although we remain underweight, following recent moves higher in rates to provide a potential hedge against further equity market volatility. We are neutral to dollar-denominated emerging markets bonds. While the sector offers attractive yields compared with developed markets, reasonable relative valuations are offset by broader market volatility due to idiosyncratic risks—including geopolitical tensions, lingering coronavirus concerns, fiscal pressures, and tighter central bank policies. We are overweight to emerging markets local currency bonds, as real yields and many currencies are attractive relative to the U.S. dollar.

What is portfolio management’s outlook?

Global equity markets were volatile during the reporting period. Although risks associated with the pandemic seem to have receded in many regions (outside of China), Russia’s horrifying military actions in Ukraine have exacerbated already challenged supply chain issues and worsened the inflation outlook. Together, Ukraine and Russia provide a significant share of the raw materials needed for global economies to function. The disruption of supply in oil, wheat, industrial metals, and other key commodity exports compounded by the subsequent severe economic sanctions on Russia have exposed the fragility of global supply chains against a backdrop of already elevated inflation. While inflation is expected to ease from its current level and is likely to peak soon, it will probably settle at uncomfortably high levels, likely above the Fed’s 2% long-term inflation target in a post-pandemic environment.

We expect a challenging economic and earnings environment, as persistent inflation and tightening monetary policy represent headwinds to growth and equity market returns. Given the wide range of potential paths for growth and inflation, our positioning remains cautious as we attempt to hedge against more extreme outcomes like stagflation and recession. Other key risks to global markets include central bank missteps, the impact to commodities due to the war in Ukraine, and the local and global economic impact stemming from China’s zero-COVID policies. In our view, these conditions contribute to a less compelling risk/reward trade-off between stocks and bonds in the near term, and we continue to believe that a more modest allocation to equities may be prudent.

The elevated levels of volatility and uncertainty in global markets underscore the value of our thoughtful strategic investing approach. Given the uncertain impact of positive and negative forces driving global financial markets, we believe that the Global Allocation Fund’s broad diversification, combined with our strength in fundamental research, can add value over the long term and help mitigate downside risk in an uncertain market environment.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING

As with all stock and bond mutual funds, the fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. The investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. A sizable cash or fixed income position may hinder the fund from participating fully in a strong, rapidly rising bull market. In addition, significant exposure to bonds increases the risk that the fund’s share value could be hurt by rising interest rates or credit downgrades or defaults. Convertible securities are also exposed to price fluctuations of the company’s stock.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The risks of international investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less liquid and less efficient trading markets.

RISKS OF INVESTING IN BONDS

Funds that invest in bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically decline more than those with shorter maturities. Funds that invest in bonds are also subject to credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.

For a thorough discussion of risks, please see the fund’s prospectus.

BENCHMARK INFORMATION

Note: ©2022 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses

The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

April 30, 2022 (Unaudited)

PORTFOLIO OF INVESTMENTS‡

(Cost and value in $000s)

	Shares/Par	$ Value
ARGENTINA 0.1%		
Common Stocks 0.1%		
Globant (USD) (1)	1,019	220
MercadoLibre (USD) (1)	834	812
Total Argentina (Cost $433)		**1,032**
AUSTRALIA 0.8%		
Common Stocks 0.7%		
ALS	27,858	252
Australia & New Zealand Banking Group	13,319	253
BHP Group	38,941	1,301
BHP Group (GBP)	31,798	1,066
Challenger	24,701	125
Cochlear	1,280	206
Downer EDI	50,249	194
Frontier Digital Ventures (1)	112,881	90
Goodman Group	5,973	99
IDP Education	6,992	130
IGO	85,040	773
Incitec Pivot	32,408	87
Macquarie Group	2,275	328
Northern Star Resources	29,612	204
oOh!media	79,505	87
OZ Minerals	16,099	279
Perseus Mining	121,093	168
Rio Tinto	3,304	261
Scentre Group	137,034	286
South32	187,529	625
Steadfast Group	60,668	220
Tietto Minerals (1)	129,479	48
Treasury Wine Estates	17,736	140
Worley	54,246	528
Xero (1)	1,894	125
		7,875
Corporate Bonds 0.1%		
Ausgrid Finance, 3.85%, 5/1/23 (USD) (2)	105,000	105
Boral Finance, 3.00%, 11/1/22 (USD) (2)	10,000	10
Transurban Finance, 2.45%, 3/16/31 (USD) (2)	140,000	118
Transurban Finance, 4.125%, 2/2/26 (USD) (2)	15,000	15
Woodside Finance, 3.70%, 3/15/28 (USD) (2)	67,000	63

Woodside Finance, 4.50%, 3/4/29 (USD) (2)	105,000	104
		415
Total Australia (Cost $5,844)		**8,290**
AUSTRIA 0.2%		
Common Stocks 0.2%		
BAWAG Group	22,397	1,063
Erste Group Bank	9,399	293
Mayr Melnhof Karton	2,348	413
Total Austria (Cost $1,648)		**1,769**
BAHRAIN 0.0%		
Common Stocks 0.0%		
Ahli United Bank (KWD)	311,506	318
Aluminium Bahrain	13,891	52
Total Bahrain (Cost $380)		**370**
BANGLADESH 0.0%		
Common Stocks 0.0%		
BRAC Bank	320,455	171
Marico Bangladesh	115	3
Olympic Industries	7,615	12
Singer Bangladesh	1,581	3
Square Pharmaceuticals	65,166	170
Total Bangladesh (Cost $320)		**359**
BELGIUM 0.1%		
Common Stocks 0.1%		
KBC Group	2,784	189
Lotus Bakeries	11	63
Shurgard Self Storage	694	40
Umicore	4,850	186
		478
Corporate Bonds 0.0%		
Anheuser-Busch, 4.90%, 2/1/46 (USD)	90,000	89
		89
Total Belgium (Cost $490)		**567**

BRAZIL 0.4%

Common Stocks 0.4%

Arco Platform, Class A (USD) (1)	7,400	147
B3	340,000	915
Boa Vista Servicos	38,462	63
CI&T, Class A (USD) (1)	4,241	54
EDP - Energias Do Brasil	30,968	133
Grupo SBF (1)	33,100	161
Localiza Rent a Car	28,900	312
Magazine Luiza	60,353	60
Raia Drogasil	133,517	565
Rede D'Or Sao Luiz	42,313	316
Suzano	14,857	150
Vale	6,655	113
XP, Class A (USD) (1)	47,427	1,167
		4,156

Preferred Stocks 0.0%

Itau Unibanco Holding	112,546	545
Marcopolo	194,400	105
		650
Total Brazil (Cost $5,273)		**4,806**

CANADA 1.1%

Common Stocks 0.9%

Altus Group	3,724	139
Aritzia (1)	5,100	182
CAE (1)	5,493	131
Canadian Apartment Properties REIT	1,524	60
Canadian Natural Resources	1,108	69
Canadian Pacific Railway (USD)	4,835	354
Constellation Software	104	164
Definity Financial	11,075	289
dentalcorp Holdings (1)(3)	11,417	128
Descartes Systems Group (1)	3,769	234
Element Fleet Management	33,606	300
Enbridge (USD)	656	29
Enerflex	4,586	32
ERO Copper (1)	1,995	29
Franco-Nevada	1,453	220
K92 Mining (1)	29,102	207
Karora Resources (1)	23,061	118

Magna International (USD)	8,578	517
Manulife Financial	27,865	545
National Bank of Canada	10,106	706
Nutrien (USD)	11,647	1,144
Rhyolite Resources (1)	32,364	13
Shopify, Class A (1)	481	206
Shopify, Class A (USD) (1)	914	390
Spin Master (1)	6,911	249
Summit Industrial Income REIT	7,415	117
Sun Life Financial	18,638	927
TC Energy (3)	3,709	196
TC Energy (USD)	13,689	724
TELUS International CDA (1)	3,640	79
TMX Group	3,301	336
Toromont Industries	1,271	112
Victoria Gold (1)	11,234	122
Wesdome Gold Mines (1)	32,487	331
West Fraser Timber	310	27
Wheaton Precious Metals	1,843	83
		9,509
Corporate Bonds 0.1%		
Canadian Natural Resources, 2.95%, 1/15/23 (USD)	175,000	175
Canadian Natural Resources, 2.95%, 7/15/30 (USD)	110,000	98
Canadian Pacific Railway, 1.75%, 12/2/26 (USD)	130,000	118
Royal Bank of Canada, 2.30%, 11/3/31 (USD)	500,000	424
Suncor Energy, 3.10%, 5/15/25 (USD)	70,000	69
Thomson Reuters, 3.35%, 5/15/26 (USD)	10,000	10
Toronto-Dominion Bank, 1.15%, 6/12/25 (USD)	145,000	135
Toronto-Dominion Bank, 3.50%, 7/19/23 (USD)	235,000	237
TransCanada PipeLines, 2.50%, 8/1/22 (USD)	20,000	20
		1,286
Government Bonds 0.1%		
Province of Alberta, 2.20%, 7/26/22 (USD)	130,000	130
Province of Alberta, 3.30%, 3/15/28 (USD)	135,000	135
Province of British Columbia, 2.00%, 10/23/22 (USD)	15,000	15
Province of Manitoba, 2.60%, 4/16/24 (USD)	270,000	268
Province of New Brunswick, 3.625%, 2/24/28 (USD)	250,000	255
Province of Quebec, 2.875%, 10/16/24 (USD)	50,000	50
		853
Total Canada (Cost $10,656)		**11,648**

CAYMAN ISLANDS 0.0%		
Common Stocks 0.0%		
ANT International, Class C, Acquisition Date: 6/7/18, Cost $45 (USD) (1)(4)(5)	11,845	34
		34
Convertible Preferred Stocks 0.0%		
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $96 (USD) (1)(4)(5)	1,944	305
		305
Total Cayman Islands (Cost $141)		**339**
CHILE 0.1%		
Common Stocks 0.1%		
Antofagasta (GBP)	19,615	375
Banco Santander Chile, ADR (USD)	16,038	312
Sociedad Quimica y Minera de Chile, ADR (USD)	1,975	146
		833
Corporate Bonds 0.0%		
Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD)	250,000	230
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD) (2)	220,000	198
Corp Nacional del Cobre de Chile, 3.15%, 1/14/30 (USD) (2)	200,000	181
		609
Total Chile (Cost $1,286)		**1,442**
CHINA 2.3%		
Common Stocks 1.6%		
58.com (USD) (1)(4)	5,864	–
Alibaba Group Holding (HKD) (1)	52,620	642
Alibaba Group Holding, ADR (USD) (1)	15,538	1,509
Baidu, ADR (USD) (1)	2,309	287
Beijing Enterprises Holdings (HKD)	30,500	103
China Overseas Land & Investment (HKD)	284,500	879
China Resources Gas Group (HKD)	52,000	195
China Resources Mixc Lifestyle Services (HKD)	140,600	675
Country Garden Services Holdings (HKD)	94,000	396
ENN Energy Holdings (HKD)	30,500	408
Fosun International (HKD)	94,500	100
Haier Smart Home, Class H (HKD)	60,200	213

Huazhu Group (HKD)	46,000	145
Huazhu Group, ADR (USD)	549	17
JD Health International (HKD) (1)	14,300	89
JD.com, Class A (HKD) (1)	13,600	424
JD.com, Lock-Up Shares, Class A (HKD) (1)	4,087	131
JOYY, ADR (USD)	2,213	88
Kanzhun, ADR (USD) (1)	13,308	313
Kingdee International Software Group (HKD) (1)	243,000	496
Li Auto, ADR (USD) (1)	5,300	119
Li Ning (HKD)	30,500	238
Meituan, Class B (HKD) (1)	42,500	911
PICC Property & Casualty, Class H (HKD)	244,000	249
Pinduoduo, ADR (USD) (1)	4,900	211
Ping An Insurance Group, Class H (HKD)	109,500	692
Pop Mart International Group (HKD)	15,200	69
Shandong Weigao Group Medical Polymer, Class H (HKD)	97,200	103
Shenzhou International Group Holdings (HKD)	13,500	183
Silergy (TWD)	3,000	267
Sinopharm Group, Class H (HKD)	26,400	61
Sunny Optical Technology Group (HKD)	16,100	235
Tencent Holdings (HKD)	86,454	4,074
Tingyi Cayman Islands Holding (HKD)	98,000	179
Trip.com Group, ADR (USD) (1)	6,000	142
Tsingtao Brewery, Class H (HKD)	24,000	194
Wuxi Biologics Cayman (HKD) (1)	72,500	535
Yangzijiang Shipbuilding Holdings (SGD)	322,100	210
Yum China Holdings (HKD)	1,900	79
Yum China Holdings (USD)	34,800	1,455
Zhongsheng Group Holdings (HKD)	134,000	885
		18,201
Common Stocks - China A Shares 0.6%		
Autel Intelligent Technology, A Shares (CNH)	24,553	104
Bafang Electric Suzhou, A Shares (CNH)	5,559	129
BTG Hotels Group, A Shares (CNH) (1)	2,973	11
Fuyao Glass Industry Group, A Shares (CNH)	81,612	437
Gree Electric Appliances of Zhuhai, A Shares (CNH)	53,900	254
Guangdong Kinlong Hardware Products, A Shares (CNH)	12,300	144
Hongfa Technology, A Shares (CNH)	56,300	411
Huayu Automotive Systems, A Shares (CNH)	142,500	420
Hundsun Technologies, A Shares (CNH)	101,900	586
Jason Furniture Hangzhou, A Shares (CNH)	27,380	240
Jiangsu Hengrui Medicine, A Shares (CNH)	22,420	100
Kweichow Moutai, A Shares (CNH)	560	155
Midea Group, A Shares (CNH)	74,000	635
NARI Technology, A Shares (CNH)	29,640	142

Ocean's King Lighting Science & Technology, A Shares (CNH)	49,907	88
Pony Testing International Group, A Shares (CNH)	16,300	147
Qingdao Haier Biomedical, A Shares (CNH)	19,394	189
Sangfor Technologies, A Shares (CNH)	11,800	158
Shandong Pharmaceutical Glass, A Shares (CNH)	42,400	134
Shenzhen Inovance Technology, A Shares (CNH)	56,548	490
Shenzhen Megmeet Electrical, A Shares (CNH)	41,100	116
Songcheng Performance Development, A Shares (CNH)	256,400	483
Yifeng Pharmacy Chain, A Shares (CNH)	50,234	279
Zhejiang Sanhua Intelligent Controls, A Shares (CNH)	106,500	268
Zhejiang Shuanghuan Driveline, A Shares (CNH)	75,700	219
Zhongji Innolight, A Shares (CNH)	27,900	129
		6,468
Corporate Bonds 0.1%		
Baidu, 3.875%, 9/29/23 (USD)	210,000	212
State Grid Overseas Investment, 3.75%, 5/2/23 (USD) (2)	215,000	216
Tencent Holdings, 2.985%, 1/19/23 (USD) (2)	200,000	200
Weibo, 3.50%, 7/5/24 (USD)	255,000	249
		877
Total China (Cost $28,817)		**25,546**
CZECH REPUBLIC 0.0%		
Common Stocks 0.0%		
Komercni Banka	8,144	267
Total Czech Republic (Cost $287)		**267**
DENMARK 0.1%		
Common Stocks 0.1%		
Ambu, Class B	7,335	96
Carlsberg, Class B	653	83
Genmab (1)	804	283
ROCKWOOL International, Class B	1,515	424
Zealand Pharma (1)	5,685	64
		950
Corporate Bonds 0.0%		
Danske Bank, VR, 3.244%, 12/20/25 (USD) (2)(6)	335,000	324
		324
Total Denmark (Cost $1,401)		**1,274**

EGYPT 0.0%		
Common Stocks 0.0%		
Cairo Investment & Real Estate Development	10,656	7
Commercial International Bank Egypt	3,318	8
Edita Food Industries, GDR (USD)	7,020	15
E-Finance for Digital & Financial Investments	61,444	58
Fawry for Banking & Payment Technology Services (1)	14,423	3
Fawry for Banking & Payment Technology Services, Rights, 5/11/22 (1)	15,391	4
Integrated Diagnostics Holdings (USD)	154,418	170
Total Egypt (Cost $292)		**265**
ESTONIA 0.0%		
Common Stocks 0.0%		
Enefit Green (1)	3,683	15
Total Estonia (Cost $13)		**15**
FINLAND 0.3%		
Common Stocks 0.3%		
Kojamo	6,788	135
Metso Outotec	23,614	201
QT Group (1)(3)	1,091	95
Sampo, Class A	30,209	1,467
Stora Enso, Class R	20,881	411
UPM-Kymmene	1,672	58
Valmet	14,418	386
		2,753
Corporate Bonds 0.0%		
Nordea Bank, 1.00%, 6/9/23 (USD) (2)	205,000	200
		200
Total Finland (Cost $2,347)		**2,953**
FRANCE 1.8%		
Common Stocks 1.7%		
Air Liquide	3,069	531
Airbus	24,254	2,655
Alstom	6,552	144
AXA (3)	45,522	1,204

BioMerieux	686	65
BNP Paribas	11,988	622
Constellium (USD) (1)	4,603	77
Dassault Aviation	3,752	630
Edenred	15,859	796
Engie	62,326	736
Esker	605	102
EssilorLuxottica	7,899	1,345
Eurofins Scientific	4,355	405
Faurecia (3)	3,052	66
Gecina	234	26
Ipsen	1,634	169
Kering	1,833	975
L'Oreal	1,323	481
Legrand	3,285	291
LVMH Moet Hennessy Louis Vuitton	141	91
Safran	2,376	255
Sanofi	25,182	2,662
Sanofi, ADR (USD)	3,278	171
Schneider Electric	396	57
SPIE	10,564	249
Teleperformance	2,229	800
Thales	4,929	631
Tikehau Capital	5,148	119
TotalEnergies	30,955	1,520
Verallia	13,715	377
		18,252
Corporate Bonds 0.1%		
BNP Paribas, VR, 2.871%, 4/19/32 (USD) (2)(6)	350,000	297
BPCE, 4.00%, 9/12/23 (USD) (2)	265,000	266
BPCE, 4.50%, 3/15/25 (USD) (2)	400,000	399
Credit Agricole, 3.75%, 4/24/23 (USD) (2)	250,000	252
TotalEnergies Capital International, 2.434%, 1/10/25 (USD)	275,000	268
		1,482
Total France (Cost $17,523)		**19,734**
GERMANY 1.5%		
Common Stocks 1.4%		
Adesso	305	60
adidas	1,856	374
AIXTRON	9,612	246
Auto1 Group (1)	3,489	37
BASF	4,593	242

Bayer	15,457	1,018
Beiersdorf	1,690	170
CANCOM	2,661	128
Covestro	8,537	368
CTS Eventim (1)	4,735	325
Daimler Truck Holding (1)	8,357	225
Deutsche Boerse	1,343	234
Deutsche Post	3,109	133
Deutsche Telekom	73,258	1,349
Evotec (1)	21,104	514
flatexDEGIRO (1)(3)	10,837	185
Fresenius	13,783	487
GEA Group	3,752	146
HeidelbergCement	2,061	119
Hypoport (1)	291	80
Infineon Technologies	16,145	458
KION Group	4,758	265
Knaus Tabbert	1,794	76
Knorr-Bremse	7,738	552
Mercedes-Benz Group	3,405	238
MorphoSys (1)	120	3
Munich Re	2,789	664
MYT Netherlands Parent, ADR (USD) (1)	4,618	55
Nagarro (1)	804	113
Norma Group	3,732	92
SAP	3,917	397
Scout24	9,362	592
Shop Apotheke Europe (1)	3,552	293
Siemens	23,296	2,864
Siemens Healthineers	7,031	376
Stroeer	2,360	141
Symrise	4,879	581
TeamViewer (1)	4,345	52
Tonies, Class A (1)	5,475	31
Vonovia	4,361	174
Zalando (1)	14,691	578
		15,035
Corporate Bonds 0.1%		
Daimler Trucks Finance North America, 3.65%, 4/7/27 (USD) (2)	155,000	151
Volkswagen Group of America Finance, 2.70%, 9/26/22 (USD) (2)	330,000	330
		481
Preferred Stocks 0.0%		
Sartorius	228	85

Volkswagen	1,335	207
		292
Total Germany (Cost $16,296)		**15,808**

HONG KONG 0.3%

Common Stocks 0.3%

AIA Group	179,000	1,758
Budweiser Brewing APAC	316,900	789
CK Hutchison Holdings	23,500	165
Galaxy Entertainment Group (3)	31,000	177
Hong Kong Exchanges & Clearing	6,000	255
Hongkong Land Holdings (USD)	40,000	187
Impro Precision Industries	236,000	61
Samsonite International (1)	54,900	120
Sun Hung Kai Properties	5,583	64
Total Hong Kong (Cost $3,070)		**3,576**

HUNGARY 0.1%

Common Stocks 0.1%

OTP Bank (1)	19,042	568
Wizz Air Holdings (GBP) (1)	6,121	239
Total Hungary (Cost $1,049)		**807**

ICELAND 0.0%

Common Stocks 0.0%

Marel	44,735	238
Total Iceland (Cost $313)		**238**

INDIA 1.0%

Common Stocks 1.0%

Asian Paints	3,693	156
Astral	8,054	225
Axis Bank (1)	26,288	248
Blue Star	9,076	135
CreditAccess Grameen (1)	7,858	106
Dr Lal PathLabs	1,556	53
Fine Organic Industries	1,347	79
FSN E-Commerce Ventures (1)	3,645	78
HDFC Asset Management	8,579	227

HDFC Bank	53,472	957
HDFC Life Insurance	42,348	321
Hindustan Unilever	7,121	208
Housing Development Finance	66,100	1,905
ICICI Bank, ADR (USD)	9,854	188
Indus Towers (1)	41,697	114
Info Edge India	1,315	79
Infosys	44,620	905
Kotak Mahindra Bank	53,299	1,235
Maruti Suzuki India	4,092	408
NTPC	162,271	330
Petronet LNG	23,332	62
Polycab India	5,078	165
Reliance Industries	24,192	879
Shriram Transport Finance	11,896	184
Tata Consultancy Services	4,613	213
TeamLease Services (1)	2,318	116
Torrent Pharmaceuticals	5,173	190
V-Mart Retail (1)	1,818	77
Voltas	55,537	909
Zomato (1)	35,757	33
Total India (Cost $9,147)		**10,785**

INDONESIA 0.1%

Common Stocks 0.1%

Bank Central Asia	1,291,600	724
Sarana Menara Nusantara	2,294,300	160
Total Indonesia (Cost $432)		**884**

IRELAND 0.2%

Common Stocks 0.0%

Cairn Homes (GBP)	132,443	160
DCC (GBP)	3,127	237
		397

Corporate Bonds 0.2%

AerCap Ireland Capital, 2.45%, 10/29/26 (USD)	150,000	133
AerCap Ireland Capital, 3.30%, 1/23/23 (USD)	150,000	150
AerCap Ireland Capital, 4.125%, 7/3/23 (USD)	150,000	150
Avolon Holdings Funding, 3.95%, 7/1/24 (USD) (2)	70,000	68
Avolon Holdings Funding, 5.25%, 5/15/24 (USD) (2)	215,000	215
CRH America Finance, 3.95%, 4/4/28 (USD) (2)	400,000	396
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23 (USD)	119,000	119

SMBC Aviation Capital Finance, 4.125%, 7/15/23 (USD) (2)	315,000	314
		1,545
Total Ireland (Cost $1,943)		**1,942**

ITALY 0.6%

Common Stocks 0.6%

Amplifon	15,424	615
Banca Mediolanum	66,009	479
Carel Industries	14,599	351
Davide Campari-Milano	44,565	503
De' Longhi	10,599	257
DiaSorin	828	108
Enel	57,660	375
Ermenegildo Zegna Holditalia (USD) (1)	20,143	198
Ferrari	2,455	517
FinecoBank Banca Fineco	43,221	601
GVS	11,575	96
Intesa Sanpaolo	75,032	153
Leonardo (1)	17,852	184
Moncler	5,141	268
PRADA (HKD)	98,300	612
Prysmian	26,636	866
Stellantis	12,106	163
UniCredit	10,437	97
		6,443

Corporate Bonds 0.0%

Enel Finance International, 1.875%, 7/12/28 (USD) (2)	200,000	174
Eni, Series X-R, 4.00%, 9/12/23 (USD) (2)	295,000	297
		471
Total Italy (Cost $5,921)		**6,914**

JAPAN 3.9%

Common Stocks 3.8%

Aida Engineering	9,800	73
Aiful	79,100	225
Aruhi (3)	12,200	94
Asahi Group Holdings	5,700	215
Asahi Kasei	26,600	218
Asics	6,400	101
Astellas Pharma	59,700	909
Benefit One	6,500	99

Benesse Holdings	3,900	68
Bridgestone	3,900	143
Central Japan Railway	1,600	201
Chugai Pharmaceutical	12,200	366
Coconala (1)(3)	8,000	49
CyberAgent	36,500	386
Dai-ichi Life Holdings	9,200	184
Daiichi Sankyo	17,900	451
Daikin Industries	2,300	351
Daio Paper	36,600	436
Daiwa Office Investment	10	57
Daiwabo Holdings	15,800	204
Demae-Can (1)(3)	8,000	33
Denka	2,000	54
Denso	3,700	225
DIC	11,900	227
Disco	1,100	269
eGuarantee	1,600	27
Eiken Chemical	8,900	118
Eisai	4,700	205
Electric Power Development	20,000	274
Ezaki Glico	3,800	109
Fancl	9,200	176
FANUC	1,500	230
Fast Retailing	500	230
Freee (1)(3)	6,800	196
Fujitec	21,000	453
Fujitsu	2,600	393
Fujitsu General	14,000	249
Fukui Computer Holdings	3,200	80
GMO Financial Gate	700	69
GMO Payment Gateway	2,300	193
Hamamatsu Photonics	9,700	434
Hanwa	8,100	198
Heiwa Real Estate	800	25
Hikari Tsushin	3,900	457
Hino Motors	40,900	211
Hitachi	8,000	379
Hitachi Metals (1)	10,700	167
Honda Motor	4,200	110
Horiba	2,100	102
Hoshino Resorts REIT (3)	49	253
Hoshizaki	13,200	836
Idec	5,800	102
Industrial & Infrastructure Fund Investment	99	142
JINS Holdings	2,200	73

JMDC (1)	3,300	159
Kansai Paint	15,100	208
Keyence	2,000	804
Kirin Holdings	21,500	313
Kubota	8,600	146
Kyoritsu Maintenance	5,400	197
Kyowa Kirin	8,700	183
LITALICO	1,800	37
M3	2,700	86
Mabuchi Motor	2,300	61
MatsukiyoCocokara	5,400	178
Media Do	3,400	45
Medley (1)(3)	2,800	52
Mercari (1)(3)	4,100	67
METAWATER	6,300	104
Mitsubishi	8,500	285
Mitsubishi Electric	104,000	1,089
Mitsubishi Estate	11,200	163
Mitsubishi HC Capital	24,400	110
Mitsubishi UFJ Financial Group	88,900	517
Mitsui Fudosan	36,200	767
Mitsui Fudosan Logistics Park	11	47
Mitsui Mining & Smelting	6,000	152
Miura	11,800	246
Modec	8,300	78
Money Forward (1)	4,200	143
Murata Manufacturing	13,100	781
Musashi Seimitsu Industry	10,800	110
Nakanishi	7,000	114
NET One Systems	7,500	179
Nextage	17,800	272
NGK Spark Plug	8,900	137
Nifco	4,200	89
Nihon M&A Center Holdings	3,900	48
Nintendo	900	411
Nippon Ceramic	8,500	155
Nippon Paint Holdings	24,500	194
Nippon Sanso Holdings	8,300	149
Nippon Seiki	24,700	179
Nippon Shokubai	2,100	84
Nippon Soda	6,700	177
Nippon Steel	14,500	230
Nippon Telegraph & Telephone	80,900	2,384
Nipro	22,400	177
Nitto Boseki	2,100	41
NSK	36,800	204

NTT Data	40,000	738
Obara Group (3)	5,700	128
Omron	2,500	147
Oriental Land	1,400	212
ORIX	14,200	259
Otsuka Holdings	22,100	743
Outsourcing	9,000	89
PALTAC	2,200	80
Pan Pacific International Holdings	20,900	320
Panasonic	30,300	270
Persol Holdings	21,600	429
Pigeon	7,600	130
Plaid (1)(3)	8,600	77
Pola Orbis Holdings	3,100	36
Recruit Holdings	19,800	718
Renesas Electronics (1)	14,900	159
Rinnai	700	45
Ryohin Keikaku	7,100	64
Sakata INX	18,200	138
Sansan (1)	11,400	109
Sanwa Holdings	15,800	144
Sega Sammy Holdings	7,300	129
Seven & i Holdings	16,600	734
SHIFT (1)	300	57
Shimadzu	6,600	216
Shin-Etsu Chemical	200	27
Shiseido	700	33
SMC	300	145
SMS	15,700	368
SoftBank	43,800	510
SoftBank Group	19,600	806
Solasto	39,400	272
Sompo Holdings	5,300	216
Sony Group	6,000	518
Stanley Electric	22,100	381
Sumitomo	31,300	495
Sumitomo Densetsu	11,300	193
Sumitomo Electric Industries	26,600	286
Sumitomo Mitsui Trust Holdings	5,000	155
Sumitomo Rubber Industries	8,200	71
Sumitomo Seika Chemicals	6,600	155
Suzuki Motor	22,100	666
Taiheiyo Cement	16,500	267
Taiyo Yuden	2,500	98
Takeda Pharmaceutical	7,600	221
Takeuchi Manufacturing	2,300	42

Takuma	6,500	73
TechnoPro Holdings	20,600	525
THK	5,600	111
Tokio Marine Holdings	8,200	443
Tokyo Century	3,000	92
Tokyo Electron	1,400	591
Tokyo Tatemono	19,200	271
Tosoh	2,800	39
Toyo Tire	14,700	169
Toyota Motor	77,200	1,323
UT Group	14,800	333
V-Cube (3)	8,600	60
Visional (1)	2,000	110
WealthNavi (1)(3)	5,200	68
Welcia Holdings	7,100	146
Yellow Hat	10,900	136
Z Holdings	86,200	338
		41,405

Corporate Bonds 0.1%

Mitsubishi UFJ Financial Group, VR, 1.538%, 7/20/27 (USD) (6)	300,000	268
Panasonic, 2.536%, 7/19/22 (USD) (2)	200,000	200
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23 (USD)	340,000	343
		811
Total Japan (Cost $41,567)		**42,216**

KAZAKHSTAN 0.1%

Common Stocks 0.1%

Halyk Savings Bank of Kazakhstan, GDR (USD)	13,924	135
Kaspi.KZ, GDR (USD)	4,879	315
NAC Kazatomprom, GDR (USD)	4,417	127
Total Kazakhstan (Cost $726)		**577**

KENYA 0.0%

Common Stocks 0.0%

Equity Group Holdings (1)	30,800	13
Safaricom	451,000	130
Total Kenya (Cost $167)		**143**

LUXEMBOURG 0.0%		
Common Stocks 0.0%		
Ardagh Metal Packaging (USD) (1)	1,190	9
Majorel Group Luxembourg (1)	7,141	223
Total Luxembourg (Cost $257)		**232**
MEXICO 0.2%		
Common Stocks 0.2%		
Grupo Aeroportuario del Sureste, ADR (USD)	2,616	571
Grupo Financiero Banorte, Class O	97,500	642
Grupo Mexico, Series B	27,985	131
Wal-Mart de Mexico	122,993	436
		1,780
Corporate Bonds 0.0%		
BBVA Bancomer, 4.375%, 4/10/24 (USD) (2)	150,000	151
		151
Government Bonds 0.0%		
Mexico Government International Bond, 3.50%, 2/12/34 (USD)	505,000	428
		428
Total Mexico (Cost $2,080)		**2,359**
MOROCCO 0.0%		
Common Stocks 0.0%		
Attijariwafa Bank	2,339	109
Hightech Payment Systems	245	157
Label Vie	123	61
Total Morocco (Cost $319)		**327**
NETHERLANDS 1.1%		
Common Stocks 1.0%		
Aalberts	2,713	132
Adyen (1)	353	592
AerCap Holdings (USD) (1)	3,300	154
Akzo Nobel	18,454	1,601
Argenx, ADR (USD) (1)	1,985	570
ASML Holding	5,684	3,226
ASML Holding (USD)	939	529

Heineken	3,614	353
IMCD	1,574	251
ING Groep (3)	150,062	1,422
Intertrust (1)	448	9
Just Eat Takeaway.com (1)	3,118	85
Kendrion	1,834	35
Koninklijke DSM	4,410	741
Koninklijke Philips	28,768	752
Prosus	15,607	753
Signify	3,717	157
Van Lanschot Kempen, CVA	4,221	110
		11,472
Corporate Bonds 0.1%		
ING Groep, 3.55%, 4/9/24 (USD)	255,000	254
JDE Peet's, 1.375%, 1/15/27 (USD) (2)	290,000	253
NXP, 2.65%, 2/15/32 (USD) (2)	375,000	312
Shell International Finance, 3.25%, 5/11/25 (USD)	75,000	75
		894
Total Netherlands (Cost $10,676)		**12,366**
NEW ZEALAND 0.0%		
Common Stocks 0.0%		
Fisher & Paykel Healthcare	18,210	250
Total New Zealand (Cost $118)		**250**
NORWAY 0.2%		
Common Stocks 0.2%		
Aker BP	1,466	53
Bakkafrost	801	55
DNB Bank (3)	27,834	539
Equinor	28,958	979
Norsk Hydro	6,423	54
Storebrand	38,674	336
Total Norway (Cost $1,133)		**2,016**
PAKISTAN 0.0%		
Common Stocks 0.0%		
Indus Motor	980	7
Systems	62,400	130

TRG Pakistan	369,500	157
Total Pakistan (Cost $354)		**294**
PANAMA 0.0%		
Government Bonds 0.0%		
Republic of Panama, 6.70%, 1/26/36 (USD)	25,000	28
Total Panama (Cost $27)		**28**
PERU 0.0%		
Common Stocks 0.0%		
Alicorp	13,294	18
Credicorp (USD)	2,120	294
InRetail Peru (USD)	819	30
Southern Copper (USD)	1,655	103
Total Peru (Cost $438)		**445**
PHILIPPINES 0.1%		
Common Stocks 0.1%		
Converge Information and Communications Technology Solutions (1)	73,500	40
Philippine Seven (1)	18,440	22
SM Investments	34,846	566
Universal Robina	121,590	238
Total Philippines (Cost $942)		**866**
POLAND 0.0%		
Common Stocks 0.0%		
Powszechna Kasa Oszczednosci Bank Polski (1)	37,070	273
		273
Government Bonds 0.0%		
Republic of Poland, 3.25%, 4/6/26 (USD)	55,000	55
		55
Total Poland (Cost $385)		**328**
PORTUGAL 0.2%		
Common Stocks 0.2%		
Banco Comercial Portugues, Class R (1)	384,679	59

Galp Energia	56,011	682
Jeronimo Martins	41,890	872
Total Portugal (Cost $1,506)		**1,613**

QATAR 0.1%

Common Stocks 0.1%

Qatar National Bank	137,739	878
Total Qatar (Cost $771)		**878**

ROMANIA 0.0%

Common Stocks 0.0%

Banca Transilvania	499,131	252
Fondul Proprietatea	49,245	22
Total Romania (Cost $289)		**274**

RUSSIA 0.0%

Common Stocks 0.0%

Alrosa (4)	80,680	–
Gazprom, ADR (USD) (4)	15,606	–
HeadHunter Group, ADR (USD) (4)	4,246	–
MMC Norilsk Nickel (4)	311	–
Moscow Exchange (4)	51,640	–
Ozon Holdings, ADR (USD) (1)(4)	7,944	–
Polyus (4)	285	–
TCS Group Holding, GDR (USD) (1)(4)	584	–
X5 Retail Group, GDR (USD) (4)	16,337	–
Yandex, Class A (USD) (1)(4)	7,997	–
Total Russia (Cost $1,726)		**–**

SAUDI ARABIA 0.3%

Common Stocks 0.3%

Al Rajhi Bank	11,966	561
Nahdi Medical (1)	13,497	601
Saudi National Bank	46,303	970
Saudi Tadawul Group Holding (1)	10,369	560
		2,692

Corporate Bonds 0.0%		
Saudi Arabian Oil, 2.875%, 4/16/24 (USD) (2)	245,000	242
		242
Total Saudi Arabia (Cost $1,981)		**2,934**
SINGAPORE 0.2%		
Common Stocks 0.2%		
CapitaLand Integrated Commercial Trust	27,600	46
Daiwa House Logistics Trust (1)	44,300	27
DBS Group Holdings	9,500	230
Digital Core REIT Management (USD) (1)	76,200	76
Sea, ADR (USD) (1)	9,666	800
United Overseas Bank	33,400	715
Wilmar International	118,900	379
Yangzijiang Financial Holding Pte (1)	314,700	124
Total Singapore (Cost $2,282)		**2,397**
SLOVENIA 0.0%		
Common Stocks 0.0%		
Nova Ljubljanska Banka, GDR	8,096	113
Total Slovenia (Cost $99)		**113**
SOUTH AFRICA 0.2%		
Common Stocks 0.2%		
Capitec Bank Holdings	3,728	520
Clicks Group	20,287	399
FirstRand	167,066	720
Impala Platinum Holdings	1,370	18
Shoprite Holdings	15,040	217
Sibanye Stillwater	17,617	61
		1,935
Corporate Bonds 0.0%		
Anglo American Capital, 2.625%, 9/10/30 (USD) (2)	200,000	170
		170
Total South Africa (Cost $1,596)		**2,105**

SOUTH KOREA 0.6%

Common Stocks 0.6%

Coupang (USD) (1)	14,167	182
KT	6,838	193
KT, ADR (USD)	9,568	133
LG Chem	1,409	577
LG Household & Health Care	150	107
NAVER	4,946	1,102
Samsung Electronics	69,724	3,716
Total South Korea (Cost $4,296)		**6,010**

SPAIN 0.5%

Common Stocks 0.5%

Aedas Homes	16,668	390
Amadeus IT Group, Class A (1)	21,985	1,378
Cellnex Telecom	15,561	725
CIE Automotive	3,895	85
Fluidra	27,794	752
Iberdrola	92,209	1,060
Indra Sistemas (1)	8,258	84
Inmobiliaria Colonial Socimi	26,480	220
Laboratorios Farmaceuticos Rovi	5,886	402
Linea Directa Aseguradora Cia de Seguros y Reaseguros	47,264	68
		5,164

Corporate Bonds 0.0%

Banco Santander, 3.49%, 5/28/30 (USD)	200,000	182
Banco Santander, 3.848%, 4/12/23 (USD)	200,000	201
		383
Total Spain (Cost $4,924)		**5,547**

SWEDEN 0.6%

Common Stocks 0.6%

Alfa Laval	1,660	46
Ambea	9,476	48
Assa Abloy, Class B (3)	27,270	689
Autoliv, SDR	2,620	193
Avanza Bank Holding	8,051	204
Beijer Ref	5,649	92
Boliden	11,159	484

Elekta, Class B (3)	17,999	121
Epiroc, Class A (3)	31,658	642
Epiroc, Class B	3,560	62
Essity, Class B	21,565	569
Fabege	5,619	68
Granges	2,489	21
LM Ericsson, Class B	65,967	526
Lundin Energy	1,997	83
Millicom International Cellular, SDR (1)(3)	3,769	85
MIPS	1,254	89
Olink Holding, ADR (USD) (1)	6,285	91
Sandvik	9,474	179
Spotify Technology (USD) (1)	1,122	114
Svenska Cellulosa, Class B	2,122	41
Svenska Handelsbanken, Class A	30,458	307
Swedbank, Class A	51,124	809
Thule Group (3)	9,254	321
Trelleborg, Class B (3)	11,370	249
Total Sweden (Cost $5,475)		**6,133**

SWITZERLAND 1.6%

Common Stocks 1.5%

ABB	15,202	456
Alcon	13,371	955
ams (1)	11,119	136
Barry Callebaut	384	884
DKSH Holding	2,615	225
Julius Baer Group	22,973	1,098
Lonza Group	1,406	829
Montana Aerospace (1)	8,191	125
Nestle	17,856	2,305
Novartis	14,579	1,288
Partners Group Holding	450	477
PolyPeptide Group	2,105	184
Roche Holding	11,531	4,276
Sensirion Holding (1)	735	88
Sika	1,616	494
SKAN Group	325	21
TE Connectivity (USD)	2,422	302
UBS Group	16,103	273
Valora Holding	848	139
Zurich Insurance Group	4,033	1,836
		16,391

Corporate Bonds 0.1%		
Alcon Finance, 2.60%, 5/27/30 (USD) (2)	235,000	202
Credit Suisse Group, VR, 2.997%, 12/14/23 (USD) (2)(6)	250,000	249
UBS Group, VR, 1.364%, 1/30/27 (USD) (2)(6)	300,000	269
UBS Group, VR, 3.179%, 2/11/43 (USD) (2)(6)	200,000	156
		876
Total Switzerland (Cost $13,797)		**17,267**
TAIWAN 0.7%		
Common Stocks 0.7%		
Chroma ATE	16,000	89
Largan Precision	1,000	57
MediaTek	14,000	386
Taiwan Semiconductor Manufacturing	361,000	6,528
Taiwan Semiconductor Manufacturing, ADR (USD)	2,243	208
Unimicron Technology	35,000	246
Vanguard International Semiconductor	66,000	232
Win Semiconductors	12,000	78
Total Taiwan (Cost $3,499)		**7,824**
THAILAND 0.1%		
Common Stocks 0.1%		
Airports of Thailand (1)	65,200	127
CP ALL	576,800	1,090
Total Thailand (Cost $1,233)		**1,217**
TURKEY 0.0%		
Common Stocks 0.0%		
D-MARKET Elektronik Hizmetler ve Ticaret, ADR (USD) (1)	14,760	24
Total Turkey (Cost $168)		**24**
UNITED ARAB EMIRATES 0.1%		
Common Stocks 0.1%		
Air Arabia	254,522	148
First Abu Dhabi Bank	130,784	797
Network International Holdings (GBP) (1)	79,709	260
Total United Arab Emirates (Cost $927)		**1,205**

UNITED KINGDOM 3.7%

Common Stocks 3.4%

Abcam (1)	19,067	296
Adriatic Metals, CDI (AUD) (1)	21,854	39
AJ Bell	22,197	69
Amcor, CDI (AUD)	31,907	378
Anglo American	1,190	53
Ascential (1)	205,316	814
Ashtead Group	17,749	918
ASOS (1)	22,013	383
AstraZeneca	16,755	2,236
AstraZeneca, ADR (USD)	121,833	8,090
Auction Technology Group (1)	9,470	104
Baltic Classifieds Group (1)	83,389	137
Big Yellow Group	1,675	30
boohoo Group (1)(3)	76,633	78
Bridgepoint Group	107,620	412
British American Tobacco	4,928	206
Bunzl	5,393	208
Burberry Group	14,091	278
Bytes Technology Group	23,761	132
Central Asia Metals	40,208	135
Close Brothers Group	5,596	78
Compass Group	21,045	444
Croda International	2,864	278
CVS Group	5,580	126
Dechra Pharmaceuticals	9,978	452
Derwent London	6,490	246
Diageo	9,818	490
Direct Line Insurance Group	82,810	263
Dr. Martens	73,394	192
Endava, ADR (USD) (1)	802	81
Experian	12,686	438
FD Technologies (1)	5,892	175
Frontier Developments (1)(3)	5,685	92
Funding Circle Holdings (1)	79,326	72
Genuit Group	21,181	119
Genus	4,729	149
Georgia Capital (1)	5,376	41
GlaxoSmithKline, ADR (USD)	20,533	930
Great Portland Estates	89,758	762
Greggs	12,468	364
Helios Towers (1)(3)	99,401	140

Howden Joinery Group	18,122	172
HSBC Holdings	42,429	265
Imperial Brands	10,869	226
Informa (1)	20,952	149
InterContinental Hotels Group	9,336	596
Intermediate Capital Group	16,072	307
Investec	17,334	102
IQE (1)	274,276	103
Johnson Matthey	10,309	284
Keywords Studios	9,446	283
Kingfisher	115,762	365
Lloyds Banking Group	906,599	515
London Stock Exchange Group	14,344	1,414
Melrose Industries	168,768	245
Molten Ventures (1)	35,485	306
Mondi	25,554	480
National Express Group (1)	49,328	153
National Grid	28,217	419
Next	5,761	431
Ninety One	11,002	37
Ocado Group (1)	18,912	216
Oxford Nanopore Technologies (1)	20,229	77
Persimmon	10,664	278
Playtech (1)	13,408	88
Renishaw	3,070	162
Rightmove	13,759	106
Rio Tinto	3,141	222
Rolls-Royce Holdings (1)	154,746	159
Rotork	29,614	108
Segro	21,013	352
Shell	17,047	458
Shell, ADR (USD)	5,489	293
Smith & Nephew	47,568	771
Smiths Group	10,808	198
Spirax-Sarco Engineering	1,286	194
SSP Group (1)	42,017	124
Standard Chartered	32,638	223
Syncona (1)	42,271	92
Taylor Wimpey	69,797	110
THG (1)	13,325	18
Trainline (1)	104,992	371
Unilever (EUR)	6,031	280
Unilever	43,973	2,044
UNITE Group	2,789	39
Victorian Plumbing Group (1)	30,590	23
Victrex	6,820	155

Vodafone Group	156,726	237
Vodafone Group, ADR (USD)	23,956	364
Watches of Switzerland Group (1)	18,933	239
Weir Group	17,758	341
Whitbread (1)	4,944	173
WPP	51,214	638
YouGov	22,299	351
		37,284
Corporate Bonds 0.3%		
Barclays, VR, 2.279%, 11/24/27 (USD) (6)	335,000	302
BAT Capital, 4.39%, 8/15/37 (USD)	275,000	234
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (USD) (2)	210,000	188
Experian Finance, 2.75%, 3/8/30 (USD) (2)	200,000	181
HSBC Holdings, VR, 2.206%, 8/17/29 (USD) (6)	200,000	173
Nationwide Building Society, 1.50%, 10/13/26 (USD) (2)	405,000	361
NatWest Group, VR, 4.519%, 6/25/24 (USD) (6)	300,000	302
NatWest Markets, 2.375%, 5/21/23 (USD) (2)	240,000	238
RELX Capital, 3.00%, 5/22/30 (USD)	100,000	90
RELX Capital, 3.50%, 3/16/23 (USD)	45,000	45
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28 (USD) (6)	200,000	180
Standard Chartered, VR, 1.822%, 11/23/25 (USD) (2)(6)	320,000	300
		2,594
Total United Kingdom (Cost $38,190)		**39,878**
UNITED STATES 71.6%		
Asset-Backed Securities 0.5%		
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class C, 1.59%, 10/20/25	105,000	103
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29%, 6/18/27	150,000	139
Avis Budget Rental Car Funding AESOP, Series 2019-2A, Class B, 3.55%, 9/22/25 (2)	105,000	103
Avis Budget Rental Car Funding AESOP, Series 2020-2A, Class A, 2.02%, 2/20/27 (2)	100,000	93
Carlyle U.S., Series 2019-4A, Class A11R, CLO, FRN, 3M TSFR + 1.32%, 1.55%, 4/15/35 (2)	250,000	247
Carmax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/27	90,000	84
Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.33%, 2/10/28	155,000	143
CIFC Funding, Series 2021-3A, Class A, CLO, FRN, 3M USD LIBOR + 1.14%, 2.184%, 7/15/36 (2)	250,000	247
CNH Equipment Trust, Series 2019-C, Class B, 2.35%, 4/15/27	295,000	290

Driven Brands Funding, Series 2020-2A, Class A2, 3.237%, 1/20/51 (2)	128,375	115
Driven Brands Funding, Series 2021-1A, Class A2, 2.791%, 10/20/51 (2)	129,350	112
Dryden, Series 2020-77A, Class AR, CLO, FRN, 3M USD LIBOR + 1.12%, 1.60%, 5/20/34 (2)	250,000	247
Exeter Automobile Receivables Trust, Series 2021-1A, Class C, 0.74%, 1/15/26	215,000	211
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 6/15/26	75,000	72
Exeter Automobile Receivables Trust, Series 2021-4A, Class C, 1.46%, 10/15/27	215,000	204
Ford Credit Auto Owner Trust, Series 2019-1, Class B, 3.82%, 7/15/30 (2)	205,000	206
Ford Credit Auto Owner Trust, Series 2020-2, Class C, 1.74%, 4/15/33 (2)	115,000	105
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class B, 1.32%, 9/15/27	205,000	188
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class D, 1.91%, 9/16/27	90,000	88
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (2)	106,150	107
JPMorgan Chase Bank, Series 2021-2, Class C, 0.969%, 12/26/28 (2)	190,918	186
MVW, Series 2019-2A, Class A, 2.22%, 10/20/38 (2)	132,204	127
MVW, Series 2021-1WA, Class B, 1.44%, 1/22/41 (2)	75,766	71
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (2)	228,641	226
Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.60%, 8/15/68 (2)	62,076	61
Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.40%, 10/15/68 (2)	70,167	69
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, 9/16/69 (2)	38,809	37
Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, 1/15/69 (2)	46,879	45
Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.84%, 5/15/69 (2)	54,007	50
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%, 4/20/62 (2)	232,035	217
ServiceMaster Funding, Series 2021-1, Class A2I, 2.865%, 7/30/51 (2)	129,025	115
Sierra Timeshare Receivables Funding, Series 2018-2A, Class A, 3.50%, 6/20/35 (2)	30,846	31
SMB Private Education Loan Trust, Series 2015-B, Class A3, ARM, 1M USD LIBOR + 1.75%, 2.304%, 5/17/32 (2)	115,160	116

SMB Private Education Loan Trust, Series 2016-A, Class A2A, 2.70%, 5/15/31 (2)	76,132	75
SMB Private Education Loan Trust, Series 2016-B, Class A2B, ARM, 1M USD LIBOR + 1.45%, 2.004%, 2/17/32 (2)	95,487	96
SMB Private Education Loan Trust, Series 2017-A, Class A2A, 2.88%, 9/15/34 (2)	145,657	144
SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.60%, 1/15/37 (2)	56,811	56
SMB Private Education Loan Trust, Series 2019-A, Class A2B, ARM, 1M USD LIBOR + 0.87%, 1.424%, 7/15/36 (2)	65,483	64
SMB Private Education Loan Trust, Series 2020-B, Class A1A, 1.29%, 7/15/53 (2)	81,007	76
SMB Private Education Loan Trust, Series 2021-A, Class APT1, 1.07%, 1/15/53 (2)	186,876	170
Synchrony Credit Card Master Note Trust, Series 2017-2, Class A, 2.62%, 10/15/25	50,000	50
		5,186
Bond Mutual Funds 16.6%		
T. Rowe Price Dynamic Global Bond Fund - I Class, 4.52% (7)(8)	2,732,109	27,103
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class, 7.02% (7)(8)	5,069,342	24,941
T. Rowe Price Institutional Emerging Markets Bond Fund, 5.63% (7)(8)	5,649,258	38,471
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 3.88% (7)(8)	2,538,170	24,366
T. Rowe Price Institutional High Yield Fund - Institutional Class, 6.30% (7)(8)	3,130,312	25,074
T. Rowe Price International Bond Fund - I Class, 2.85% (7)(8)	4,317,761	33,981
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 2.67% (7)(8)	742,414	6,897
		180,833
Common Stocks 27.1%		
Abbott Laboratories	8,121	922
AbbVie	33,452	4,913
Acadia Realty Trust, REIT	7,882	165
Accenture, Class A	1,284	386
Advanced Micro Devices (1)	31,530	2,696
Affirm Holdings (1)	2,685	77
AGCO	331	42
Air Products & Chemicals	395	92
Alamo Group	158	20
Albemarle	3,268	630
Alexandria Real Estate Equities, REIT	2,772	505
Align Technology (1)	340	99
Alphabet, Class A (1)	265	605

Alphabet, Class C (1)	7,110	16,348
Amazon.com (1)	3,465	8,613
Ameren	490	46
American Electric Power	21,653	2,146
American Homes 4 Rent, Class A, REIT	3,182	126
American International Group	72,548	4,245
American Tower, REIT	523	126
Analog Devices	751	116
Anthem	9,266	4,651
Apartment Income REIT, REIT	1,892	93
Apple	61,270	9,659
Apple Hospitality REIT, REIT	12,649	224
Atlassian, Class A (1)	2,430	546
AvalonBay Communities, REIT	2,930	666
Avery Dennison	227	41
Baker Hughes	81,045	2,514
Ball	591	48
Bank of America	52,087	1,858
Becton Dickinson & Company	20,007	4,946
Bill.com Holdings (1)	2,068	353
Block, Class A (1)	3,029	301
Bluescape Opportunities Acquisition (1)	993	10
Booking Holdings (1)	437	966
Bristol-Myers Squibb	29,151	2,194
Broadcom	1,127	625
Burlington Stores (1)	1,288	262
Cactus, Class A	1,173	59
Camden Property Trust, REIT	2,589	406
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $179 (1)(4)(5)	105	143
Carvana (1)	6,901	400
Caterpillar	1,434	302
Cedar Fair (1)	16,493	881
Centene (1)	40,667	3,276
Ceridian HCM Holding (1)	3,952	222
CF Industries Holdings	4,637	449
ChampionX	1,893	40
Charles Schwab	69,629	4,618
Chart Industries (1)	221	37
Charter Communications, Class A (1)	927	397
Chevron	4,652	729
Chipotle Mexican Grill (1)	1,164	1,694
Chubb	27,080	5,591
Cigna	3,352	827
Cintas	252	100
CME Group	6,821	1,496
CMS Energy	5,252	361

Coca-Cola	44,227	2,857
Cognizant Technology Solutions, Class A	9,105	737
Confluent, Class A (1)	2,706	85
ConocoPhillips	11,878	1,135
Cooper	2,051	740
Corning	11,821	416
Crowdstrike Holdings, Class A (1)	403	80
Crown Castle International, REIT	565	105
CSX	73,131	2,511
CubeSmart, REIT	6,132	291
Danaher	16,305	4,095
Darling Ingredients (1)	13,427	985
Datadog, Class A (1)	1,288	156
Deere	323	122
Delta Air Lines (1)	9,239	398
Devon Energy	6,445	375
DocuSign (1)	1,702	138
Dollar General	8,417	1,999
Dominion Energy	27,992	2,285
DoorDash, Class A (1)	4,256	347
Douglas Emmett, REIT	5,848	172
DTE Energy	5,467	716
EastGroup Properties, REIT	667	125
Eaton	2,444	354
Elanco Animal Health (1)	29,436	745
Element Solutions	2,512	52
Eli Lilly	4,158	1,215
Entegris	395	44
EOG Resources	6,058	707
EPAM Systems (1)	82	22
Equinix, REIT	2,667	1,918
Equity LifeStyle Properties, REIT	8,335	644
Equity Residential, REIT	4,482	365
Essex Property Trust, REIT	1,147	378
Euronet Worldwide (1)	885	108
Federal Realty Investment Trust, REIT	581	68
Fidelity National Information Services	12,174	1,207
Fiserv (1)	17,660	1,729
FleetCor Technologies (1)	3,137	783
Floor & Decor Holdings, Class A (1)	5,134	409
FMC	6,162	817
Fortinet (1)	1,527	441
General Electric	49,250	3,672
Goldman Sachs Group	2,116	646
Gusto, Acquisition Date: 10/4/21, Cost $24 (1)(4)(5)	826	24
Halliburton	31,670	1,128

Hartford Financial Services Group	22,947	1,605
HashiCorp, Class A (1)	634	30
HCA Healthcare	13,855	2,973
Healthcare Realty Trust, REIT	2,519	68
Healthcare Trust of America, Class A, REIT	2,696	82
Hess	1,170	121
Hilton Worldwide Holdings (1)	331	51
Home Depot	5,533	1,662
Honeywell International	7,202	1,394
Host Hotels & Resorts, REIT	37,520	764
Howard Hughes (1)	925	93
Hubbell	2,668	521
Humana	2,792	1,241
International Flavors & Fragrances	15,357	1,863
International Paper	3,644	169
Intuit	2,591	1,085
Intuitive Surgical (1)	6,845	1,638
Jacobs Engineering Group	1,091	151
Johnson & Johnson	18,294	3,301
JPMorgan Chase	28,307	3,379
Keurig Dr Pepper	69,537	2,601
Kilroy Realty, REIT	2,069	145
Kimco Realty, REIT	7,448	189
KLA	346	110
L3Harris Technologies	5,081	1,180
Laboratory Corp of America Holdings (1)	4,780	1,149
Liberty Media-Liberty Formula One, Class C (1)	17,481	1,090
Linde (EUR)	885	278
Linde	5,016	1,565
Live Nation Entertainment (1)	11,769	1,234
Lululemon Athletica (1)	5,093	1,806
Magnolia Oil & Gas, Class A	2,947	68
Marriott International, Class A (1)	8,069	1,432
Marsh & McLennan	974	157
Martin Marietta Materials	912	323
Marvell Technology	4,805	279
Mastercard, Class A	4,857	1,765
McDonald's	4,457	1,110
Meta Platforms, Class A (1)	20,078	4,025
Microsoft	55,234	15,329
Middleby (1)	9,565	1,472
Molina Healthcare (1)	4,505	1,412
Mondelez International, Class A	27,390	1,766
MongoDB (1)	1,266	449
Monolithic Power Systems	607	238
Monster Beverage (1)	3,013	258

Morgan Stanley	11,974	965
Motorola Solutions	3,578	765
MSCI	191	80
Netflix (1)	1,683	320
NextEra Energy	26,439	1,878
NIKE, Class B	4,161	519
NiSource	35,196	1,025
Norfolk Southern	1,804	465
Nucor	1,717	266
NVIDIA	13,354	2,477
NXP Semiconductors	4,846	828
Olaplex Holdings (1)	25,861	380
Opendoor Technologies, Class A (1)	12,706	89
O'Reilly Automotive (1)	1,588	963
Packaging Corp. of America	1,676	270
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81 (1)(4)(5)	21,572	18
Paycom Software (1)	196	55
PayPal Holdings (1)	4,126	363
Pebblebrook Hotel Trust, REIT	7,165	175
PerkinElmer	6,943	1,018
PG&E (1)	100,685	1,274
Philip Morris International	21,171	2,117
Pinterest, Class A (1)	7,888	162
Pioneer Natural Resources	854	199
Planet Fitness, Class A (1)	10,480	839
Procter & Gamble	16,256	2,610
Progressive	8,251	886
Prologis, REIT	27,567	4,419
PS Business Parks, REIT	875	164
Public Storage, REIT	1,461	543
Quaker Chemical	77	13
QUALCOMM	9,896	1,382
Quanta Services	385	45
Rayonier, REIT	742	32
Regency Centers, REIT	2,915	201
Reliance Steel & Aluminum	1,930	383
Republic Services	6,854	920
Rexford Industrial Realty, REIT	3,746	292
Rivian Automotive, Acquisition Date: 12/23/19 - 7/23/21, Cost $823 (1)(5)	34,730	998
Rivian Automotive, Class A (1)	643	19
Roper Technologies	2,781	1,307
Ross Stores	13,053	1,302
Royal Gold	373	49
RPM International	1,185	98
S&P Global	1,235	465

Salesforce (1)	12,220	2,150
SBA Communications, REIT	678	235
Sempra Energy	24,804	4,002
ServiceNow (1)	3,806	1,820
Sherwin-Williams	6,798	1,869
Shoals Technologies Group, Class A (1)	3,404	34
Simon Property Group, REIT	1,494	176
SL Green Realty, REIT	1,211	84
Snap, Class A (1)	36,255	1,032
Snowflake, Class A (1)	783	134
Southern	61,509	4,514
Southwest Airlines (1)	3,766	176
Starbucks	1,223	91
State Street	14,644	981
Steel Dynamics	3,375	289
STERIS	2,866	642
Stryker	2,277	549
Synopsys (1)	6,406	1,837
T-Mobile U.S. (1)	9,499	1,170
TechnipFMC (1)	4,827	33
Teleflex	622	178
Terreno Realty, REIT	2,905	211
Tesla (1)	4,153	3,616
Texas Instruments	10,932	1,861
Thermo Fisher Scientific	7,827	4,328
TJX	11,453	702
TransUnion	1,210	106
Travelers	14,481	2,477
Ultragenyx Pharmaceutical (1)	3,396	240
Union Pacific	242	57
United Parcel Service, Class B	9,184	1,653
UnitedHealth Group	13,844	7,040
Valero Energy	4,689	523
Veeva Systems, Class A (1)	904	164
Ventas, REIT	726	40
Venture Global LNG, Series C, Acquisition Date: 10/16/17, Cost $4 (1)(4)(5)	1	6
VeriSign (1)	2,979	532
Verizon Communications	19,280	893
Visa, Class A	22,571	4,811
Vornado Realty Trust, REIT	735	28
Vulcan Materials	567	98
Walmart	29,306	4,484
Walt Disney (1)	8,369	934
Waste Connections	5,846	807
Welltower, REIT	5,322	483

West Pharmaceutical Services	1,824	575
Western Alliance Bancorp	6,365	484
Westrock	5,015	248
Wix.com (1)	1,342	101
Workiva (1)	5,236	505
Xcel Energy	29,331	2,149
Yum! Brands	21,067	2,465
Zoetis	5,075	900
		296,025
Convertible Preferred Stocks 0.1%		
ABL Space Systems, Series B, Acquisition Date: 3/24/21, Cost $97 (1)(4)(5)	2,160	147
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21, Cost $42 (1)(4)(5)	618	42
AES, 6.875%, 2/15/24	1,956	167
Canva, Series A, Acquisition Date: 11/4/21, Cost $7 (1)(4)(5)	4	5
Caris Life Sciences, Series D, Acquisition Date: 5/11/21, Cost $52 (1)(4)(5)	6,404	52
Databricks, Series G, Acquisition Date: 2/1/21, Cost $21 (1)(4)(5)	116	19
Databricks, Series H, Acquisition Date: 8/31/21, Cost $68 (1)(4)(5)	309	51
Farmers Business Network, Series D, Acquisition Date: 11/3/17, Cost $3 (1)(4)(5)	163	10
Gusto, Series E, Acquisition Date: 7/13/21, Cost $33 (1)(4)(5)	1,103	33
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21, Cost $15 (1)(4)(5)	255	15
Kobold Metals, Series B-1, Acquisition Date: 1/10/22, Cost $71 (1)(4)(5)	2,594	71
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $37 (1)(4)(5)	2,783	37
NextEra Energy, 5.279%, 3/1/23	1,629	76
Rad Power Bikes, Series D, Acquisition Date: 9/16/21, Cost $155 (1)(4)(5)	16,193	155
Redwood Materials, Series C, Acquisition Date: 5/28/21, Cost $79 (1)(4)(5)	1,666	87
Southern, Series 2019, 6.75%, 8/1/22	1,548	85
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date: 1/15/21, Cost $2 (1)(4)(5)	2,304	3
Tonian Holdings, Series A, Voting Units, Acquisition Date: 1/15/21, Cost $3 (1)(4)(5)	3,239	4
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $143 (1)(4)(5)	1,669	153
		1,212
Corporate Bonds 2.7%		
Abbott Laboratories, 1.15%, 1/30/28	190,000	167

AbbVie, 2.95%, 11/21/26	145,000	139
AbbVie, 3.60%, 5/14/25	240,000	239
AbbVie, 4.50%, 5/14/35	30,000	30
AbbVie, 4.70%, 5/14/45	95,000	92
Agilent Technologies, 3.875%, 7/15/23	65,000	66
AHS Hospital, 5.024%, 7/1/45	20,000	23
Air Lease, 2.20%, 1/15/27	195,000	174
Air Lease, 3.625%, 4/1/27	45,000	43
Ally Financial, 2.20%, 11/2/28	270,000	234
Altria Group, 2.35%, 5/6/25	40,000	38
Amazon.com, 2.80%, 8/22/24	50,000	50
Amazon.com, 3.875%, 8/22/37	150,000	146
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26	21,010	20
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32	164,941	148
American Campus Communities Operating Partnership, 3.625%, 11/15/27	230,000	229
American Honda Finance, 0.75%, 8/9/24	260,000	246
American Tower, 1.45%, 9/15/26	355,000	317
Amphenol, 2.20%, 9/15/31	105,000	87
Anthem, 4.101%, 3/1/28	130,000	130
Anthem, 4.65%, 1/15/43	20,000	20
Aon, 2.20%, 11/15/22	195,000	195
Aon, 3.875%, 12/15/25	25,000	25
Appalachian Power, 4.45%, 6/1/45	40,000	37
Apple, 3.20%, 5/13/25	260,000	260
Apple, 3.20%, 5/11/27	300,000	296
AT&T, 2.75%, 6/1/31	215,000	190
Autodesk, 2.40%, 12/15/31	385,000	321
AutoZone, 3.125%, 4/21/26	170,000	166
AutoZone, 3.75%, 6/1/27	70,000	69
Baltimore Gas & Electric, 3.35%, 7/1/23	225,000	225
Bank of America, 3.50%, 4/19/26	400,000	392
Bank of America, 4.45%, 3/3/26	50,000	50
Bank of America, VR, 3.55%, 3/5/24 (6)	100,000	100
Bank of America, VR, 4.244%, 4/24/38 (6)	120,000	114
Banner Health, 1.897%, 1/1/31	65,000	55
Becton Dickinson & Company, 2.823%, 5/20/30	115,000	103
Becton Dickinson & Company, 3.70%, 6/6/27	183,000	179
Berkshire Hathaway, 2.75%, 3/15/23	35,000	35
Berkshire Hathaway Energy, 5.15%, 11/15/43	25,000	26
Biogen, 3.625%, 9/15/22	90,000	90
Boardwalk Pipelines, 4.95%, 12/15/24	10,000	10
Booking Holdings, 3.65%, 3/15/25	30,000	30
BP Capital Markets America, 1.749%, 8/10/30	180,000	149
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (2)	100,000	91
Bristol-Myers Squibb, 2.90%, 7/26/24	163,000	163

Bristol-Myers Squibb, 3.55%, 8/15/22	250,000	250
Brixmor Operating Partnership, 3.90%, 3/15/27	25,000	24
Brixmor Operating Partnership, 4.05%, 7/1/30	80,000	76
Burlington Northern Santa Fe, 3.05%, 9/1/22	65,000	65
Cameron LNG, 2.902%, 7/15/31 (2)	40,000	36
Cameron LNG, 3.701%, 1/15/39 (2)	30,000	27
Capital One Financial, 3.20%, 1/30/23	230,000	231
Cardinal Health, 3.41%, 6/15/27	125,000	122
Cardinal Health, 3.75%, 9/15/25	80,000	80
Carvana, 10.25%, 5/1/30 (2)	111,000	109
Centra Health, 4.70%, 1/1/48	385,000	377
Charter Communications Operating, 4.50%, 2/1/24	250,000	253
Charter Communications Operating, 4.908%, 7/23/25	50,000	51
Cigna, 3.25%, 4/15/25	250,000	248
Cigna, 3.75%, 7/15/23	63,000	63
Citigroup, 4.45%, 9/29/27	70,000	69
Citigroup, VR, 3.887%, 1/10/28 (6)	315,000	307
Citigroup, VR, 4.075%, 4/23/29 (6)	100,000	97
CMS Energy, 4.875%, 3/1/44	25,000	25
CNO Global Funding, 2.65%, 1/6/29 (2)	315,000	280
CommonSpirit Health, 2.76%, 10/1/24	95,000	93
CommonSpirit Health, 2.782%, 10/1/30	50,000	44
CommonSpirit Health, 2.95%, 11/1/22	25,000	25
Corebridge Financial, 4.40%, 4/5/52 (2)	375,000	337
Crown Castle International, 2.10%, 4/1/31	250,000	203
Crown Castle International, 3.70%, 6/15/26	40,000	39
Crown Castle International, 4.75%, 5/15/47	30,000	29
CVS Health, 2.70%, 8/21/40	40,000	30
CVS Health, 3.50%, 7/20/22	40,000	40
DCP Midstream Operating, 3.875%, 3/15/23	25,000	25
Delta Air Lines, 3.80%, 4/19/23	75,000	75
Discover Financial Services, 3.75%, 3/4/25	15,000	15
Discover Financial Services, 3.85%, 11/21/22	95,000	96
Eaton Vance, 3.625%, 6/15/23	15,000	15
Ecolab, 3.25%, 12/1/27	265,000	260
Energy Transfer, 5.25%, 4/15/29	120,000	122
Equitable Holdings, 3.90%, 4/20/23	29,000	29
Essex Portfolio, 2.65%, 3/15/32	135,000	117
Eversource Energy, Series M, 3.30%, 1/15/28	15,000	14
Fifth Third Bancorp, 4.30%, 1/16/24	65,000	66
FirstEnergy, Series C, 7.375%, 11/15/31	60,000	69
FirstEnergy Transmission, 4.35%, 1/15/25 (2)	65,000	65
Fiserv, 3.20%, 7/1/26	100,000	97
Florida Gas Transmission, 3.875%, 7/15/22 (2)	20,000	20
Florida Gas Transmission, 4.35%, 7/15/25 (2)	215,000	218
General Motors, 4.00%, 4/1/25	55,000	55

General Motors Financial, 2.40%, 4/10/28	305,000	265
General Motors Financial, 3.55%, 7/8/22	205,000	206
George Washington University, Series 2014, 4.30%, 9/15/44	15,000	15
Gilead Sciences, 3.25%, 9/1/22	20,000	20
Goldman Sachs Group, 3.50%, 1/23/25	300,000	297
Goldman Sachs Group, 3.85%, 1/26/27	115,000	112
Goldman Sachs Group, 5.15%, 5/22/45	15,000	15
Goldman Sachs Group, 6.75%, 10/1/37	10,000	12
Goldman Sachs Group, VR, 2.615%, 4/22/32 (6)	200,000	170
Goldman Sachs Group, VR, 2.908%, 7/21/42 (6)	130,000	100
Hackensack Meridian Health, 4.211%, 7/1/48	155,000	150
Hasbro, 3.00%, 11/19/24	150,000	149
Hasbro, 3.55%, 11/19/26	420,000	410
HCA, 4.125%, 6/15/29	235,000	225
Healthcare Realty Trust, 3.625%, 1/15/28	30,000	29
Healthpeak Properties, 2.125%, 12/1/28	80,000	71
Healthpeak Properties, 2.875%, 1/15/31	45,000	40
High Street Funding Trust I, 4.111%, 2/15/28 (2)	100,000	99
Honeywell International, 1.10%, 3/1/27	275,000	246
Hyatt Hotels, 3.375%, 7/15/23	30,000	30
Hyundai Capital America, 1.30%, 1/8/26 (2)	145,000	130
Hyundai Capital America, 1.65%, 9/17/26 (2)	180,000	161
Hyundai Capital America, 1.80%, 10/15/25 (2)	55,000	51
Hyundai Capital America, 2.00%, 6/15/28 (2)	235,000	203
Indiana University Health Obligated Group, 3.97%, 11/1/48	145,000	140
Intercontinental Exchange, 3.45%, 9/21/23	275,000	277
Intercontinental Exchange, 3.75%, 12/1/25	75,000	75
ITC Holdings, 2.70%, 11/15/22	95,000	95
Jackson Financial, 1.125%, 11/22/23 (2)	270,000	260
JPMorgan Chase, 3.375%, 5/1/23	410,000	414
JPMorgan Chase, VR, 1.578%, 4/22/27 (6)	235,000	212
JPMorgan Chase, VR, 3.559%, 4/23/24 (6)	125,000	125
JPMorgan Chase, VR, 3.882%, 7/24/38 (6)	160,000	147
Kansas City Southern, 2.875%, 11/15/29	55,000	50
Kansas City Southern, 3.50%, 5/1/50	155,000	127
Kansas City Southern, 4.30%, 5/15/43	25,000	23
Kentucky Utilities, 4.375%, 10/1/45	65,000	60
KeyCorp, 2.25%, 4/6/27	90,000	83
Keysight Technologies, 4.55%, 10/30/24	230,000	233
Kilroy Realty, 3.45%, 12/15/24	40,000	39
Kilroy Realty, 4.25%, 8/15/29	25,000	24
Kilroy Realty, 4.375%, 10/1/25	15,000	15
L3Harris Technologies, 4.854%, 4/27/35	50,000	51
Liberty Mutual Group, 4.25%, 6/15/23 (2)	10,000	10
Liberty Mutual Group, 4.85%, 8/1/44 (2)	20,000	20
Life Storage, 4.00%, 6/15/29	145,000	140

LYB International Finance II, 3.50%, 3/2/27	300,000	293
M&T Bank, 3.55%, 7/26/23	345,000	346
Marriott International, Series AA, 4.65%, 12/1/28	285,000	284
Marsh & McLennan, 3.30%, 3/14/23	10,000	10
Marsh & McLennan, 3.50%, 6/3/24	115,000	116
McDonald's, 1.45%, 9/1/25	65,000	61
McKesson, 1.30%, 8/15/26	390,000	350
MedStar Health, Series 20A, 3.626%, 8/15/49	130,000	115
Met Tower Global Funding, 1.25%, 9/14/26 (2)	245,000	220
Micron Technology, 4.185%, 2/15/27	33,000	33
Microsoft, 2.921%, 3/17/52	90,000	73
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (2)	110,000	108
Mississippi Power, 3.95%, 3/30/28	170,000	168
Mondelez International Holdings Netherlands, 1.25%, 9/24/26 (2)	385,000	346
Moody's, 2.00%, 8/19/31	335,000	280
Morgan Stanley, 3.125%, 1/23/23	485,000	487
Morgan Stanley, 4.10%, 5/22/23	200,000	202
Morgan Stanley, 4.30%, 1/27/45	45,000	42
Morgan Stanley, VR, 3.971%, 7/22/38 (6)	135,000	125
NextEra Energy Capital Holdings, 2.44%, 1/15/32	320,000	271
NiSource, 3.49%, 5/15/27	215,000	210
NiSource, 3.95%, 3/30/48	105,000	88
Northern Trust, 3.95%, 10/30/25	25,000	25
Northwestern University, Series 2020, 2.64%, 12/1/50	140,000	108
Nucor, 2.70%, 6/1/30	70,000	62
Nucor, 3.95%, 5/1/28	130,000	130
Omnicom Group, 3.60%, 4/15/26	50,000	49
Omnicom Group, 3.65%, 11/1/24	50,000	50
Oracle, 2.40%, 9/15/23	300,000	298
O'Reilly Automotive, 3.60%, 9/1/27	145,000	142
O'Reilly Automotive, 3.80%, 9/1/22	125,000	125
PACCAR Financial, 0.90%, 11/8/24	415,000	394
Pacific Gas & Electric, 2.10%, 8/1/27	125,000	108
Packaging Corp. of America, 3.65%, 9/15/24	15,000	15
PayPal Holdings, 2.40%, 10/1/24	345,000	338
PerkinElmer, 1.90%, 9/15/28	230,000	199
Perrigo Finance Unlimited, 4.375%, 3/15/26	200,000	194
Pioneer Natural Resources, 1.125%, 1/15/26	80,000	72
President & Fellows of Harvard College, 3.619%, 10/1/37	25,000	24
Pricoa Global Funding I, 3.45%, 9/1/23 (2)	270,000	272
Principal Financial Group, 2.125%, 6/15/30	160,000	136
Principal Financial Group, 3.30%, 9/15/22	25,000	25
Principal Financial Group, 3.40%, 5/15/25	35,000	35
Protective Life Global Funding, 1.082%, 6/9/23 (2)	205,000	201

Providence Health & Services Obligated Group, 4.379%, 10/1/23	25,000	25
Public Storage, 1.95%, 11/9/28	150,000	133
QUALCOMM, 3.25%, 5/20/27	107,000	105
QVC, 4.85%, 4/1/24	20,000	20
Realty Income, 2.20%, 6/15/28	70,000	63
Regency Centers, 4.125%, 3/15/28	35,000	35
Republic Services, 2.375%, 3/15/33	355,000	295
Republic Services, 3.375%, 11/15/27	230,000	223
Rockwell Automation, 1.75%, 8/15/31	330,000	275
Roper Technologies, 2.95%, 9/15/29	60,000	55
Roper Technologies, 3.80%, 12/15/26	50,000	50
Sabine Pass Liquefaction, 4.20%, 3/15/28	50,000	49
Salesforce, 2.70%, 7/15/41	370,000	294
Santander Holdings USA, VR, 2.49%, 1/6/28 (6)	135,000	122
SBA Tower Trust, 2.836%, 1/15/25 (2)	250,000	242
Sempra Energy, 3.30%, 4/1/25	185,000	183
ServiceNow, 1.40%, 9/1/30	235,000	189
Simon Property Group, 2.65%, 2/1/32	340,000	292
Simon Property Group, 3.375%, 10/1/24	45,000	45
Spectra Energy Partners, 4.75%, 3/15/24	170,000	173
State Street, 3.10%, 5/15/23	25,000	25
Synchrony Financial, 4.25%, 8/15/24	375,000	374
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (2)	130,000	123
Texas Instruments, 1.125%, 9/15/26	80,000	73
Texas Instruments, 1.375%, 3/12/25	45,000	43
Thermo Fisher Scientific, 2.80%, 10/15/41	140,000	112
Time Warner Cable, 6.55%, 5/1/37	13,000	14
Time Warner Cable, 6.75%, 6/15/39	13,000	14
TJX, 1.60%, 5/15/31	55,000	45
Trinity Health, 4.125%, 12/1/45	25,000	24
Union Pacific, 4.75%, 9/15/41	10,000	10
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26	3,177	3
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30	287,694	261
UnitedHealth Group, 3.75%, 7/15/25	40,000	40
Valero Energy, 2.85%, 4/15/25	64,000	62
Verizon Communications, 1.68%, 10/30/30	28,000	23
Verizon Communications, 2.625%, 8/15/26	230,000	219
Verizon Communications, 2.65%, 11/20/40	420,000	318
Visa, 2.15%, 9/15/22	90,000	90
Visa, 4.15%, 12/14/35	90,000	91
Vistra Operations, 3.55%, 7/15/24 (2)	135,000	132
VMware, 1.40%, 8/15/26	350,000	314
Waste Connections, 2.20%, 1/15/32	155,000	130
Wells Fargo, VR, 3.068%, 4/30/41 (6)	240,000	193

Willis North America, 3.60%, 5/15/24	40,000	40
Willis North America, 4.50%, 9/15/28	160,000	160
WP Carey, 3.85%, 7/15/29	115,000	110
		29,964
Equity Mutual Funds 7.7%		
T. Rowe Price Multi-Strategy Total Return Fund - I Class (7)	2,926,228	28,501
T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund - I Class (7)	2,948,653	55,789
		84,290
Municipal Securities 0.3%		
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41	300,000	253
California State Univ., Series B, 2.795%, 11/1/41	250,000	195
California, Build America, GO, 7.625%, 3/1/40	35,000	48
Central Texas Regional Mobility Auth., Series E, 3.167%, 1/1/41	225,000	187
Dallas Fort Worth Int'l Airport, 2.843%, 11/1/46	150,000	121
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%, 4/1/50	390,000	344
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%, 1/1/29	15,000	15
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40	15,000	19
Maryland Economic Development, Seagirt Marine Terminal, Series B, 4.75%, 6/1/42	175,000	170
Maryland HHEFA, Univ. of Maryland Medical System, Series B, 4.665%, 7/1/36	20,000	20
Metropolitan Government Nashville & Davidson County Health & Ed. Facs, Series B, 3.235%, 7/1/52	200,000	167
Metropolitan Transportation Auth., Build America, Series A-1, 5.871%, 11/15/39	15,000	17
Miami-Dade County Transit System, Bulild America, Series B, 5.624%, 7/1/40	160,000	184
Miami-Dade County Water & Sewer System, Series C, 3.49%, 10/1/42	90,000	80
Municipal Electric Auth. of Georgia, Build America, Vogtle Units, 6.655%, 4/1/57	126,000	157
New York State Dormitory Auth., Build America, Series F, Unrefunded Portion, 5.628%, 3/15/39	15,000	17
New York State Urban Dev., Series B, 2.59%, 3/15/35	305,000	256
Philadelphia Auth. for IDA, 3.964%, 4/15/26	5,000	5
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46	20,000	21
South Carolina Public Service Auth., Series D, Unrefunded Portion, 2.388%, 12/1/23	25,000	25
Texas A&M Univ., Series B, 3.33%, 5/15/39	250,000	236
Univ. of California Regents, Series AJ, 4.601%, 5/15/31	25,000	26
Univ. of California Regents, Build America, 5.77%, 5/15/43	15,000	18

Virginia Commonwealth Univ. Health System Auth., Series A, 4.956%, 1/1/44	25,000	27
Wisconsin General Fund Annual Appropriation, Series A, 3.954%, 5/1/36	110,000	110
		2,718
Non-U.S. Government Mortgage-Backed Securities 0.6%		
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO, ARM, 0.909%, 1/25/66 (2)	100,118	93
Angel Oak Mortgage Trust, Series 2021-1, Class A2, CMO, ARM, 1.115%, 1/25/66 (2)	32,805	30
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM, 0.985%, 4/25/66 (2)	84,141	77
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class A, ARM, 1M USD LIBOR + 0.93%, 1.484%, 12/15/36 (2)	150,000	147
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3, CMO, ARM, 2.189%, 9/25/51 (2)	106,170	100
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M USD LIBOR + 2.16%, 2.714%, 11/15/34 (2)	50,000	49
BWAY Mortgage Trust, Series 2022-26BW, Class A, 3.402%, 2/10/44 (2)	150,000	138
BX Trust, Series 2021-LGCY, Class C, ARM, 1M USD LIBOR + 1.004%, 1.558%, 10/15/23 (2)	225,000	214
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65A, ARM, 4.411%, 5/15/52 (2)	100,000	97
CD Mortgage Trust, Series 2016-CD2, Class A4, ARM, 3.526%, 11/10/49	55,000	54
CD Mortgage Trust, Series 2017-CD3, Class B, ARM, 3.984%, 2/10/50	110,000	105
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4, 3.778%, 9/10/58	25,000	25
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (2)	73,567	68
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M USD LIBOR + 1.30%, 1.854%, 11/15/37 (2)	137,619	136
Cold Storage Trust, Series 2020-ICE5, Class C, ARM, 1M USD LIBOR + 1.65%, 2.204%, 11/15/37 (2)	155,313	153
COLT Mortgage Loan Trust, Series 2021-6, Class A1, CMO, ARM, 1.907%, 12/25/66 (2)	245,922	230
Commercial Mortgage Trust, Series 2015-CR24, Class A5, 3.696%, 8/10/48	40,000	40
Commercial Mortgage Trust, Series 2015-LC21, Class A4, 3.708%, 7/10/48	60,000	60
Commercial Mortgage Trust, Series 2015-LC23, Class A4, 3.774%, 10/10/48	100,000	100
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2, CMO, ARM, 1M USD LIBOR + 1.10%, 1.768%, 11/25/29	106,834	106

Connecticut Avenue Securities, Series 2021-R02, Class 2M1, CMO, ARM, SOFR30A + 0.90%, 1.189%, 11/25/41 (2)	60,445	60
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1, CMO, ARM, SOFR30A + 1.00%, 1.289%, 12/25/41 (2)	47,020	47
Ellington Financial Mortgage Trust, Series 2019-2, Class A3, CMO, ARM, 3.046%, 11/25/59 (2)	26,883	26
Extended Stay America Trust, Series 2021-ESH, Class B, ARM, 1M USD LIBOR + 1.38%, 1.935%, 7/15/38 (2)	99,388	98
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C, 3.75%, 12/10/36 (2)	165,000	160
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO, ARM, 3.50%, 11/25/57 (2)	9,029	9
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO, ARM, 2.964%, 10/25/59 (2)	73,016	73
Galton Funding Mortgage Trust, Series 2020-H1, Class A1, CMO, ARM, 2.31%, 1/25/60 (2)	2,092	2
Grace Trust, Series 2020-GRCE, Class C, ARM, 2.769%, 12/10/40 (2)	100,000	85
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M USD LIBOR + 1.633%, 2.187%, 12/15/36 (2)	70,000	68
GS Mortgage Securities Trust, Series 2013-GC16, Class B, ARM, 5.161%, 11/10/46	175,000	175
GS Mortgage Securities Trust, Series 2015-GC32, Class A4, 3.764%, 7/10/48	25,000	25
GS Mortgage Securities Trust, Series 2018-GS9, Class A4, ARM, 3.992%, 3/10/51	65,000	65
GS Mortgage-Backed Securities Trust, Series 2021-PJ5, Class A8, CMO, ARM, 2.50%, 10/25/51 (2)	199,625	185
JPMorgan Barclays Bank Commercial Mortgage Securities Trust, Series 2015-C30, Class A5, 3.822%, 7/15/48	65,000	65
JPMorgan Barclays Bank Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48	46,018	46
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class B, 3.377%, 1/5/39 (2)	100,000	94
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO, ARM, 3.50%, 5/25/50 (2)	44,220	42
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO, ARM, 3.50%, 5/25/50 (2)	52,366	50
JPMorgan Mortgage Trust, Series 2020-INV1, Class A11, CMO, ARM, 1M USD LIBOR + 0.83%, 1.287%, 8/25/50 (2)	11,595	12
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO, ARM, 3.50%, 8/25/50 (2)	20,613	20
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, ARM, 1M USD LIBOR + 1.101%, 1.655%, 4/15/38 (2)	255,000	248
MHC Trust, Series 2021-MHC2, Class D, ARM, 1M USD LIBOR + 1.50%, 2.054%, 5/15/23 (2)	110,000	106

Mill City Mortgage Loan Trust, Series 2018-1, Class A1, ARM, 3.25%, 5/25/62 (2)	43,227	43
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102%, 5/15/46	20,000	20
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class B, ARM, 4.464%, 8/15/47	20,000	20
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, ARM, 4.036%, 5/15/48	35,000	35
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753%, 12/15/47	85,000	84
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class AS, 4.068%, 12/15/47	155,000	154
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5, 2.86%, 9/15/49	25,000	24
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class D, ARM, 3.283%, 11/10/36 (2)	130,000	121
New Orleans Hotel Trust, Series 2019-HNLA, Class C, ARM, 1M USD LIBOR + 1.589%, 2.143%, 4/15/32 (2)	100,000	97
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, CMO, ARM, 2.71%, 11/25/59 (2)	51,552	51
New Residential Mortgage Loan Trust, Series 2022-INV1, Class A4, CMO, ARM, 3.00%, 3/25/52 (2)	148,341	134
NYO Commercial Mortgage Trust, Series 2021-1290, Class C, ARM, 1M USD LIBOR + 1.995%, 2.55%, 11/15/38 (2)	295,000	286
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M USD LIBOR + 1.10%, 1.768%, 10/25/59 (2)	18,327	18
Provident Funding Mortgage Trust, Series 2019-1, Class B1, CMO, ARM, 3.174%, 12/25/49 (2)	194,324	177
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (2)	8,135	8
SFO Commercial Mortgage Trust, Series 2021-555, Class B, ARM, 1M USD LIBOR + 1.50%, 2.054%, 5/15/38 (2)	110,000	106
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO, ARM, 2.703%, 9/25/59 (2)	5,379	5
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A1, CMO, ARM, 2.61%, 9/27/49 (2)	5,999	6
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1, CMO, ARM, 1.027%, 11/25/55 (2)	36,079	35
Starwood Mortgage Residential Trust, Series 2021-2, Class A2, CMO, ARM, 1.172%, 5/25/65 (2)	47,896	47
Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class M1, CMO, ARM, SOFR30A + 0.90%, 1.189%, 12/25/50 (2)	2,532	3
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M1, CMO, ARM, SOFR30A + 0.80%, 1.089%, 8/25/33 (2)	43,237	43
Structured Agency Credit Risk Debt Notes, Series 2021-DNA3, Class M2, CMO, ARM, SOFR30A + 2.10%, 2.389%, 10/25/33 (2)	60,000	58

Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, CMO, ARM, SOFR30A + 1.50%, 1.789%, 10/25/41 (2)	100,000	96
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%, 1.139%, 11/25/41 (2)	165,000	162
Structured Agency Credit Risk Debt Notes, Series 2021-HQA1, Class M1, CMO, ARM, SOFR30A + 0.70%, 0.989%, 8/25/33 (2)	59,490	59
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, CMO, ARM, SOFR30A + 2.00%, 2.251%, 4/25/42 (2)	180,000	180
Structured Agency Credit Risk Debt Notes, Series 2022-HQA1, Class M1A, CMO, ARM, SOFR30A + 2.10%, 2.389%, 3/25/42 (2)	146,928	147
Towd Point Mortgage Trust, Series 2017-6, Class A1, ARM, 2.75%, 10/25/57 (2)	38,048	37
Towd Point Mortgage Trust, Series 2018-1, Class A1, ARM, 3.00%, 1/25/58 (2)	28,060	28
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP, 2.642%, 11/25/59 (2)	27,253	27
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO, ARM, 2.692%, 11/25/59 (2)	62,005	62
Verus Securitization Trust, Series 2021-1, Class A1, CMO, ARM, 0.815%, 1/25/66 (2)	49,479	47
Verus Securitization Trust, Series 2021-7, Class A1, CMO, ARM, 1.829%, 10/25/66 (2)	268,517	249
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.664%, 9/15/58	41,000	41
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695%, 11/15/48	100,000	99
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5, ARM, 3.767%, 7/15/58	75,000	75
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A1, CMO, ARM, 2.50%, 12/25/50 (2)	92,681	82
		6,749
Private Investment Companies 8.5%		
Blackstone Partners Offshore Fund, Series E1 (1)(4)	43,084	92,362
		92,362
U.S. Government & Agency Mortgage-Backed Securities 0.0%		
Federal Home Loan Mortgage		
2.777%, 4/25/23	4	4
2.952%, 2/25/27	26	26
		30
U.S. Government Agency Obligations (Excluding Mortgage-Backed) 7.5%		
U.S. Treasury Bonds, 1.125%, 5/15/40 (9)	1,830,000	1,317
U.S. Treasury Bonds, 1.375%, 8/15/50	990,000	681
U.S. Treasury Bonds, 1.75%, 8/15/41	1,805,000	1,429

U.S. Treasury Bonds, 1.875%, 2/15/41	2,530,000	2,064
U.S. Treasury Bonds, 1.875%, 2/15/51 (9)	3,705,000	2,902
U.S. Treasury Bonds, 2.00%, 2/15/50	2,490,000	2,008
U.S. Treasury Bonds, 2.00%, 8/15/51	365,000	295
U.S. Treasury Bonds, 2.25%, 2/15/52	1,440,000	1,237
U.S. Treasury Bonds, 2.50%, 2/15/45	145,000	128
U.S. Treasury Bonds, 2.75%, 11/15/42	65,000	60
U.S. Treasury Bonds, 2.75%, 8/15/47 (9)(10)	5,915,000	5,521
U.S. Treasury Bonds, 2.875%, 8/15/45 (10)	570,000	539
U.S. Treasury Bonds, 3.00%, 11/15/44	395,000	381
U.S. Treasury Bonds, 3.00%, 11/15/45	435,000	421
U.S. Treasury Bonds, 3.00%, 2/15/47	220,000	214
U.S. Treasury Bonds, 3.00%, 2/15/48	740,000	727
U.S. Treasury Bonds, 3.00%, 8/15/48	150,000	147
U.S. Treasury Bonds, 3.125%, 11/15/41	290,000	288
U.S. Treasury Bonds, 3.125%, 8/15/44	610,000	601
U.S. Treasury Bonds, 3.875%, 8/15/40	200,000	221
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	346,537	318
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52	125,055	116
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50	252,713	239
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	639,228	656
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	709,414	749
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	224,370	244
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46	302,820	336
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48	356,664	402
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49	152,211	173
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	102,015	121
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 1/15/26	486,016	536
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24	2,577,335	2,680
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24	2,656,180	2,753
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25	1,193,950	1,234
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25	1,248,708	1,292
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26	2,546,675	2,622
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	3,911,154	4,042
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26	1,437,589	1,482
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	2,750,274	2,823
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	307,995	313
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	1,077,246	1,097
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31	381,462	387
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31	619,999	630
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	1,434,947	1,456
U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25	3,165,918	3,288
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	1,109,160	1,143
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/23	3,701,309	3,842
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	604,177	631
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	1,172,171	1,218

U.S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24	1,538,904	1,604
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	322,171	337
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/24	856,022	893
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	4,064,478	4,272
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28	296,131	315
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/28	39,274	44
U.S. Treasury Notes, 0.125%, 5/31/23 (9)	3,340,000	3,265
U.S. Treasury Notes, 0.25%, 6/15/23	105,000	103
U.S. Treasury Notes, 0.25%, 5/31/25 (9)	4,965,000	4,578
U.S. Treasury Notes, 0.625%, 8/15/30	420,000	350
U.S. Treasury Notes, 0.75%, 1/31/28	120,000	106
U.S. Treasury Notes, 0.875%, 6/30/26 (9)	1,710,000	1,571
U.S. Treasury Notes, 1.25%, 8/15/31	2,145,000	1,857
U.S. Treasury Notes, 1.625%, 8/15/29	950,000	869
U.S. Treasury Notes, 1.875%, 9/30/22	25,000	25
U.S. Treasury Notes, 1.875%, 2/28/27	2,885,000	2,748
U.S. Treasury Notes, 1.875%, 2/15/32	365,000	333
		81,274
Total United States (Cost $724,515)		**780,643**
URUGUAY 0.0%		
Common Stocks 0.0%		
Dlocal (USD) (1)	1,000	23
Total Uruguay (Cost $28)		**23**
VIETNAM 0.2%		
Common Stocks 0.2%		
Airports Corp. of Vietnam (1)	8,900	34
Asia Commercial Bank (1)	93,275	134
Bank for Foreign Trade of Vietnam	53,932	190
FPT	79,360	387
Military Commercial Joint Stock Bank (1)	113,125	154
Mobile World Investment	67,500	454
Nam Long Investment	31,366	64
Phu Nhuan Jewelry	47,600	224
Saigon Beer Alcohol Beverage	14,800	104
Vietnam Dairy Products	35,300	114
Vietnam Engine & Agricultural Machinery	13,800	28
Total Vietnam (Cost $1,506)		**1,887**

SHORT-TERM INVESTMENTS 2.3%		
Money Market Funds 2.3%		
T. Rowe Price Treasury Reserve Fund, 0.31% (7)(11)	25,171,675	25,172
Total Short-Term Investments (Cost $25,172)		**25,172**
SECURITIES LENDING COLLATERAL 0.5%		
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.5%		
Money Market Funds 0.5%		
T. Rowe Price Government Reserve Fund, 0.32% (7)(11)	5,483,959	5,484
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank		**5,484**
Total Securities Lending Collateral (Cost $5,484)		**5,484**
Total Investments in Securities		
100.2% of Net Assets		
(Cost $1,013,975)		**$ 1,092,705**

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.

(1) Non-income producing

(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $21,071 and represents 1.9% of net assets.

(3) See Note 4. All or a portion of this security is on loan at April 30, 2022.

(4) See Note 2. Level 3 in fair value hierarchy.

(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $2,412 and represents 0.2% of net assets.

(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(7) Affiliated Companies

(8)	SEC 30-day yield
(9)	All or a portion of this security is pledged to cover or as collateral for written call options at April 30, 2022.
(10)	At April 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(11)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M TSFR	Three month Term SOFR (Secured overnight financing rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ADR	American Depositary Receipts
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD	Australian Dollar
CDI	CHESS or CREST Depositary Interest
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CNH	Offshore China Renminbi
CVA	Dutch Certificate (Certificaten Van Aandelen)
DKK	Danish Krone
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GDR	Global Depositary Receipts
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
HKD	Hong Kong Dollar
IDA	Industrial Development Authority/Agency
ILS	Israeli Shekel
JPY	Japanese Yen
KWD	Kuwait Dinar
NOK	Norwegian Krone
NZD	New Zealand Dollar
OTC	Over-the-counter
PTT	Pass-Through Trust
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR	Swedish Depository Receipts
SEK	Swedish Krona
SGD	Singapore Dollar
SOFR30A	30-day Average SOFR (Secured overnight financing rate)
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

(Amounts In 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Bank of America	5/20/22	EUR	102	USD	111	$ (3)
Bank of America	5/31/22	USD	12,241	JPY	1,555,321	243
Barclays Bank	5/31/22	USD	8,365	GBP	6,650	3
Barclays Bank	7/22/22	AUD	120	USD	89	(4)
Citibank	7/22/22	USD	86	NZD	130	3
Deutsche Bank	5/31/22	USD	17,292	EUR	16,308	64
Goldman Sachs	5/20/22	USD	111	EUR	102	3
JPMorgan Chase	5/20/22	GBP	69	USD	90	(4)
JPMorgan Chase	5/20/22	USD	90	GBP	69	3
JPMorgan Chase	5/31/22	AUD	43	USD	31	—
JPMorgan Chase	5/31/22	CHF	39	USD	40	—
JPMorgan Chase	5/31/22	DKK	84	USD	12	—
JPMorgan Chase	5/31/22	EUR	543	USD	574	—
JPMorgan Chase	5/31/22	HKD	827	USD	105	—
JPMorgan Chase	5/31/22	JPY	41,980	USD	324	(1)
JPMorgan Chase	5/31/22	NOK	80	USD	9	—
JPMorgan Chase	5/31/22	SEK	946	USD	97	—
JPMorgan Chase	5/31/22	SGD	54	USD	39	—
JPMorgan Chase	5/31/22	USD	4,415	AUD	6,177	48
JPMorgan Chase	5/31/22	USD	5,688	CHF	5,486	40
JPMorgan Chase	5/31/22	USD	1,460	DKK	10,248	5
JPMorgan Chase	5/31/22	USD	31	GBP	25	—
JPMorgan Chase	5/31/22	USD	1,605	HKD	12,591	—
JPMorgan Chase	5/31/22	USD	9	ILS	29	—
JPMorgan Chase	5/31/22	USD	421	NOK	3,893	6
JPMorgan Chase	5/31/22	USD	107	NZD	163	2
JPMorgan Chase	5/31/22	USD	1,943	SEK	19,067	(1)
JPMorgan Chase	5/31/22	USD	702	SGD	968	2
JPMorgan Chase	7/22/22	JPY	8,500	USD	67	(1)
JPMorgan Chase	7/22/22	NZD	130	USD	88	(4)
JPMorgan Chase	7/22/22	USD	65	JPY	8,500	(1)
Morgan Stanley	7/22/22	USD	87	AUD	120	2
Societe Generale	5/31/22	USD	240	ILS	788	3
Net unrealized gain (loss) on open forward currency exchange contracts						$ 408

The accompanying notes are an integral part of these financial statements.

April 30, 2022 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Allocation Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation and income. The fund has three classes of shares: the Global Allocation Fund (Investor Class), the Global Allocation Fund–Advisor Class (Advisor Class) and the Global Allocation Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution may also be declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.

Capital Transactions Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

New Accounting Guidance In March 2020, the FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management expects that the adoption of the guidance will not have a material impact on the fund’s financial statements.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

Fair Value The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended April 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at April 30, 2022, totaled $16,486,000 for the six months ended April 30, 2022. During the six months ended April 30, 2022, transfers into Level 3 resulted from a lack of marketability for the securities.

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended April 30, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of April 30, 2022, no collateral had been pledged or posted by the fund to counterparties for bilateral derivatives. As of April 30, 2022, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $1,300,000 cash and securities valued at $1,567,000. As of April 30, 2022, securities valued at $11,313,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Forward Currency Exchange Contracts The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended April 30, 2022, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 4% and 5% of net assets.

Futures Contracts The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 9% of net assets.

Options The fund is subject to interest rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and Options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended April 30, 2022, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 6% and 9% of net assets.

Swaps The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of April 30, 2022, the notional amount of protection sold by the fund totaled $3,500,000 (0.3% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

During the six months ended April 30, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging and Frontier Markets The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is significantly riskier than investing in other countries, including emerging markets.

Restricted Securities The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Collateralized Loan Obligations The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

Mortgage-Backed Securities The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

Private Investments Issued by Special Purpose Acquisition Companies Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.

Investment in Blackstone Partners Offshore Fund The fund invested in Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management (BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners provides the fund exposure to alternative investments primarily through Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss.

Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition, Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone Partners or an underlying fund’s management. As of April 30, 2022, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.

LIBOR Transition The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund’s performance.

Securities Lending The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.

Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2022, the value of loaned securities was $5,195,000; the value of cash collateral and related investments was $5,484,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $380,515,000 and $344,587,000, respectively, for the six months ended April 30, 2022. Purchases and sales of U.S. government securities aggregated $64,409,000 and $63,641,000, respectively, for the six months ended April 30, 2022.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At April 30, 2022, the cost of investments for federal income tax purposes was $1,025,110,000. Net unrealized gain aggregated $65,693,000 at period-end, of which $145,993,000 related to appreciated investments and $80,300,000 related to depreciated investments.

NOTE 6 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

NOTE 7 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.40% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. The fee is computed daily and paid monthly. At April 30, 2022, the effective annual group fee rate was 0.28%.

The Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended April 30, 2022 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $41,000 remain subject to repayment by the fund at April 30, 2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended April 30, 2022, expenses incurred pursuant to these service agreements were $53,000 for Price Associates; $108,000 for T. Rowe Price Services, Inc.; and $1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund; prior to December 13, 2021, the cash collateral from securities lending was invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended April 30, 2022, are as follows:

Total management fee waived was allocated ratably in the amounts of $579,000, $4,000 and $137,000 for the Investor Class, Advisor Class, and I Class, respectively, for the six months ended April 30, 2022.

As of April 30, 2022, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 15,533,328 shares of the Investor Class, representing 26% of the Investor Class’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended April 30, 2022, this reimbursement amounted to $17,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.

NOTE 8 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price International Ltd, T. Rowe Price Hong Limited, T. Rowe Price Japan, Inc., and T. Rowe Price Singapore Private Ltd. (Subadvisers) on behalf of the fund. In that regard, at a meeting held on March 7–8, 2022 (Meeting), the Board, including all of the fund’s independent directors, approved the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Adviser and Subadvisers

The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Adviser and Subadvisers.

Investment Performance of the Fund

The Board took into account discussions with the Adviser and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s total returns for various periods through December 31, 2021, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including relative performance information as of September 30, 2021, supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale

The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees and Expenses

The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the second quintile (Investor Class Expense Group, Advisor Class Expense Group, and Expense Universe), and the fund’s total expenses ranked in the second quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor Class Expense Group).

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract and Subadvisory Contracts

As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Allocation Fund, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2022

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 16, 2022